Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 90.2%(1)
Argentina – 0.6%
Globant S.A.*	4,006	$600
MercadoLibre, Inc.*	1,303	1,285
		1,885
Brazil – 5.9%
Ambev S.A. ADR*	934,271	2,467
B3 S.A. - Brasil Bolsa Balcao	137,900	1,412
Banco do Brasil S.A.*	88,700	526
CPFL Energia S.A.*	71,700	406
Hapvida Participacoes e Investimentos S.A.(2)	35,400	409
Magazine Luiza S.A.*	167,600	2,213
Natura & Co. Holding S.A. (Brazil Exchange)*	351,278	2,564
Notre Dame Intermedica Participacoes S.A.	45,500	573
Petroleo Brasileiro S.A. ADR*	38,400	318
Raia Drogasil S.A.	23,200	476
Rumo S.A.*	413,600	1,714
StoneCo Ltd., Class A*	16,636	645
Suzano S.A.*	466,053	3,169
TOTVS S.A.	29,700	128
Vale S.A. ADR*	182,582	1,882
WEG S.A.	27,700	262
XP, Inc., Class A*	6,400	269
		19,433
China – 25.9%
Aier Eye Hospital Group Co. Ltd., Class A	80,590	497
Airtac International Group	79,600	1,404
Alibaba Group Holding Ltd.*	162,200	4,383
Alibaba Group Holding Ltd. ADR*	61,442	13,253
A-Living Services Co. Ltd., Class H	125,500	633
Anhui Conch Cement Co. Ltd., Class H	655,596	4,410
ANTA Sports Products Ltd.	115,000	1,026
Baidu, Inc. ADR*	4,227	507
Centre Testing International Group Co. Ltd., Class A	284,900	796
China Construction Bank Corp., Class H	1,428,000	1,154
China Feihe Ltd.(2)	131,000	263
China International Capital Corp. Ltd., Class H(2) *	603,600	1,187
China Merchants Bank Co. Ltd., Class H	305,000	1,405
China Vanke Co. Ltd., Class H	519,100	1,638
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 90.2% (1)continued
China – 25.9%continued
CITIC Securities Co. Ltd., Class H	1,226,000	$2,322
Country Garden Services Holdings Co. Ltd.	69,000	321
Dongfeng Motor Group Co. Ltd., Class H	3,084,000	1,844
GDS Holdings Ltd. ADR*	2,652	211
Glodon Co. Ltd., Class A	69,578	686
Huatai Securities Co. Ltd., Class H(2)	635,000	1,012
Industrial & Commercial Bank of China Ltd., Class H	854,000	517
JD.com, Inc. ADR*	109,460	6,587
Jiangsu Hengli Hydraulic Co. Ltd., Class A	113,500	1,288
Jiangsu Hengrui Medicine Co. Ltd., Class A	49,900	651
Kweichow Moutai Co. Ltd., Class A	6,700	1,387
Li Ning Co. Ltd.	547,000	1,739
Meituan Dianping, Class B*	54,500	1,211
Midea Group Co. Ltd., Class A	113,800	963
NetEase, Inc. ADR	8,677	3,726
Ping An Healthcare and Technology Co. Ltd.(2) *	66,200	1,006
Ping An Insurance Group Co. of China Ltd., Class H	506,500	5,058
Silergy Corp.	11,000	714
Sunny Optical Technology Group Co. Ltd.	69,400	1,107
TAL Education Group ADR*	14,835	1,014
Tencent Holdings Ltd.	169,200	10,868
Want Want China Holdings Ltd.	2,822,000	2,138
Will Semiconductor Ltd., Class A	10,700	306
Wuliangye Yibin Co. Ltd., Class A	81,100	1,964
Wuxi Biologics Cayman, Inc.(2) *	80,500	1,475
Yonyou Network Technology Co. Ltd., Class A	105,900	657
Zhongsheng Group Holdings Ltd.	270,500	1,509
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	677,600	522
		85,359
Egypt – 1.0%
Commercial International Bank Egypt S.A.E.	824,998	3,299

NORTHERN FUNDS QUARTERLY REPORT     1    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 90.2% (1)continued
France – 0.1%
LVMH Moet Hennessy Louis Vuitton S.E.	297	$130
Teleperformance	518	131
		261
Greece – 0.1%
OPAP S.A.	25,754	245
Hong Kong – 3.4%
AIA Group Ltd.	84,600	788
Alibaba Health Information Technology Ltd.*	122,000	356
China Mobile Ltd.	686,002	4,635
China Overseas Land & Investment Ltd.	1,318,500	3,982
Hong Kong Exchanges & Clearing Ltd.	32,800	1,398
		11,159
Hungary – 0.4%
OTP Bank Nyrt.*	11,947	418
Richter Gedeon Nyrt.	48,172	998
		1,416
India – 7.6%
Asian Paints Ltd.	28,128	632
Bharti Airtel Ltd.*	52,744	391
Dr. Reddy's Laboratories Ltd. ADR	10,930	579
Escorts Ltd.	47,701	658
HDFC Bank Ltd.	65,195	929
HDFC Bank Ltd. ADR	36,402	1,655
Hero MotoCorp Ltd.	93,374	3,165
Hindustan Unilever Ltd.	42,687	1,234
Housing Development Finance Corp. Ltd.	124,218	2,914
ICICI Bank Ltd. ADR	45,065	419
Maruti Suzuki India Ltd.	11,239	874
Reliance Industries Ltd.	198,875	4,495
Tata Consultancy Services Ltd.	238,901	6,613
UltraTech Cement Ltd.	6,843	355
		24,913
Indonesia – 0.5%
Astra International Tbk PT	370,100	124
Bank Central Asia Tbk PT	204,600	408
Bank Rakyat Indonesia Persero Tbk PT	4,605,500	983
		1,515
Japan – 0.6%
Anritsu Corp.	31,200	739
Keyence Corp.	1,475	616
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 90.2% (1)continued
Japan – 0.6%continued
Lasertec Corp.	2,100	$198
Sony Corp.	7,500	514
		2,067
Mexico – 3.7%
Alfa S.A.B. de C.V., Class A	2,559,388	1,438
America Movil S.A.B. de C.V. ADR, Class L	222,238	2,820
Fomento Economico Mexicano S.A.B. de C.V. ADR	11,805	732
Gruma S.A.B. de C.V., Class B	28,760	312
Grupo Bimbo S.A.B. de C.V., Series A	581,160	975
Grupo Mexico S.A.B. de C.V., Series B	721,900	1,677
Telesites S.A.B. de C.V.*	173,368	110
Wal-Mart de Mexico S.A.B. de C.V.	1,775,500	4,246
		12,310
Netherlands – 1.2%
ASML Holding N.V.	2,709	993
Prosus N.V.*	30,437	2,825
		3,818
Peru – 1.2%
Credicorp Ltd.	12,380	1,655
Southern Copper Corp.	57,260	2,277
		3,932
Philippines – 0.1%
BDO Unibank, Inc.	140,220	277
Universal Robina Corp.	71,680	185
		462
Poland – 0.1%
Dino Polska S.A.(2) *	6,177	313
Russia – 1.9%
LUKOIL PJSC ADR	20,519	1,521
Magnit PJSC GDR (Registered)	11,813	153
MMC Norilsk Nickel PJSC ADR	32,746	856
Sberbank of Russia PJSC ADR	224,949	2,555
X5 Retail Group N.V. GDR (Registered)	29,523	1,044
Yandex N.V., Class A*	2,832	142
		6,271
Singapore – 0.5%
Sea Ltd. ADR*	14,240	1,527
South Africa – 4.8%
AngloGold Ashanti Ltd.	28,692	842
Barloworld Ltd.	287,616	1,140

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 90.2% (1)continued
South Africa – 4.8%continued
Bid Corp. Ltd.	11,518	$188
Bidvest Group (The) Ltd.	261,433	2,139
Clicks Group Ltd.	15,649	190
Naspers Ltd., Class N	48,471	8,843
Standard Bank Group Ltd.	211,093	1,270
Truworths International Ltd.	563,973	1,105
		15,717
South Korea – 13.9%
Amorepacific Corp.	18,555	2,609
Celltrion, Inc.*	1,312	336
Hyundai Mobis Co. Ltd.	9,489	1,514
Hyundai Motor Co.	41,078	3,376
LG Chem Ltd.	2,460	1,016
LG Household & Health Care Ltd.	315	353
NAVER Corp.	11,707	2,626
NCSoft Corp.	2,347	1,751
NHN KCP Corp.	16,368	676
NICE Information Service Co. Ltd.	26,546	403
Orion Corp.	34,765	3,902
POSCO	15,152	2,191
Samsung Biologics Co. Ltd.(2) *	819	532
Samsung Electronics Co. Ltd.	405,581	17,979
Shinhan Financial Group Co. Ltd.	47,431	1,133
SK Hynix, Inc.	77,178	5,521
		45,918
Sweden – 0.1%
Atlas Copco AB, Class A	6,121	259
Switzerland – 0.1%
Logitech International S.A. (Registered)	3,757	245
Roche Holding A.G. (Genusschein)	690	239
		484
Taiwan – 11.9%
Accton Technology Corp.	32,000	247
ASPEED Technology, Inc.	4,000	168
CTBC Financial Holding Co. Ltd.	591,000	407
Giant Manufacturing Co. Ltd.	97,000	866
Hon Hai Precision Industry Co. Ltd.	1,107,796	3,233
Largan Precision Co. Ltd.	32,500	4,485
MediaTek, Inc.	172,000	3,365
Realtek Semiconductor Corp.	232,000	2,344
Taiwan Semiconductor Manufacturing Co. Ltd.	1,081,952	11,449
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 90.2% (1)continued
Taiwan – 11.9%continued
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	195,281	$11,086
Win Semiconductors Corp.	57,000	576
Wiwynn Corp.	32,000	868
		39,094
Thailand – 0.7%
CP ALL PCL (Registered)	964,300	2,114
Siam Global House PCL NVDR	270,300	147
		2,261
Turkey – 0.8%
Turkcell Iletisim Hizmetleri A.S.	1,041,721	2,498
United Arab Emirates – 0.5%
Emaar Properties PJSC*	2,408,321	1,810
United Kingdom – 0.1%
AstraZeneca PLC	2,421	252
Reckitt Benckiser Group PLC	2,917	269
		521
United States – 2.5%
American Tower Corp.	715	185
Citigroup, Inc.	9,060	463
Estee Lauder (The) Cos., Inc., Class A	1,100	208
Mastercard, Inc., Class A	4,320	1,277
Microsoft Corp.	12,346	2,512
NIKE, Inc., Class B	3,550	348
NVIDIA Corp.	1,402	533
Tenaris S.A. ADR	95,968	1,241
Visa, Inc., Class A	7,962	1,538
		8,305
Total Common Stocks
(Cost $247,535)		297,052

PARTICIPATION (EQUITY LINKED) NOTES – 0.1%
Vietnam – 0.1%
Bank for Foreign Trade of Vietnam JSC, Issued by JPMorgan Structured Products, Expires 10/18/21	73,000	253
Total Participation (Equity Linked) Notes
(Cost $268)		253

NORTHERN FUNDS QUARTERLY REPORT     3    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 3.2%
Brazil – 2.1%
Itau Unibanco Holding S.A. ADR, 0.69%(3)	572,754	$2,686
Lojas Americanas S.A.*	316,331	1,879
Petroleo Brasileiro S.A. ADR*	313,515	2,499
		7,064
Colombia – 0.0%
Bancolombia S.A. ADR, 4.66%(3)	3,021	79
South Korea – 1.1%
Samsung Electronics Co. Ltd., 3.02%(3)	89,557	3,497
Total Preferred Stocks
(Cost $10,010)		10,640

INVESTMENT COMPANIES – 5.8%
iShares Core MSCI Emerging Markets ETF	82,800	3,941
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(4) (5)	15,055,576	15,056
Total Investment Companies
(Cost $19,034)		18,997

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
U.S. Treasury Bill, 1.47%, 7/16/20(6) (7)	$1,990	$1,990
Total Short-Term Investments
(Cost $1,989)		1,990

Total Investments – 99.9%
(Cost $278,836)		328,932
Other Assets less Liabilities – 0.1%		255
Net Assets – 100.0%		$329,187

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2020 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Brown Brothers Harriman	United States Dollar	43	South African Rand	739	7/1/20	$(1)
Total						$(1)
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	153	$7,541	Long	9/20	$(28)

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.1%
Consumer Discretionary	20.2
Consumer Staples	9.7
Energy	3.2
Financials	13.7
Health Care	2.6
Industrials	4.2
Information Technology	27.5
Materials	6.2
Real Estate	2.5
Utilities	0.1
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	25.5%
Hong Kong Dollar	19.2
Korean Won	15.8
Taiwan Dollar	9.7
Indian Rupee	7.1
Brazilian Real	5.0
South African Rand	5.0
All other currencies less than 5%	12.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,885	$—	$—	$1,885
Brazil	19,433	—	—	19,433
China	25,298	60,061	—	85,359
India	2,653	22,260	—	24,913
Mexico	12,310	—	—	12,310
Peru	3,932	—	—	3,932
Russia	142	6,129	—	6,271
Singapore	1,527	—	—	1,527
Taiwan	11,086	28,008	—	39,094
United States	8,305	—	—	8,305
All Other Countries(1)	—	94,023	—	94,023
Total Common Stocks	86,571	210,481	—	297,052
Participation (Equity Linked) Notes(1)	—	253	—	253
Preferred Stocks:
South Korea	—	3,497	—	3,497
All Other Countries(1)	7,143	—	—	7,143
Total Preferred Stocks	7,143	3,497	—	10,640
Investment Companies	18,997	—	—	18,997
Short-Term Investments	—	1,990	—	1,990
Total Investments	$112,711	$216,221	$—	$328,932
OTHER FINANCIAL INSTRUMENTS
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(1)	$—	$(1)
Futures Contracts	(28)	—	—	(28)
Total Other Financial Instruments	$(28)	$(1)	$—	$(29)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,656	$137,495	$133,095	$5	$15,056	15,055,576
NORTHERN FUNDS QUARTERLY REPORT     5    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9%(1)
Argentina – 1.9%
Globant S.A.*	3,859	$578
MercadoLibre, Inc.*	10,052	9,909
YPF S.A. ADR	69,893	402
		10,889
Australia – 2.9%
Ansell Ltd.	18,269	464
Appen Ltd.	27,331	642
Beach Energy Ltd.	732,067	773
Charter Hall Group	93,189	634
Cleanaway Waste Management Ltd.	254,274	388
CSL Ltd.	48,866	9,688
JB Hi-Fi Ltd.	14,066	419
Magellan Financial Group Ltd.	8,033	327
Mineral Resources Ltd.	62,410	916
Northern Star Resources Ltd.	57,770	550
OZ Minerals Ltd.	59,232	450
Saracen Mineral Holdings Ltd.*	165,459	635
Seven Group Holdings Ltd.	33,371	398
Shopping Centres Australasia Property Group	163,173	246
		16,530
Austria – 0.1%
Erste Group Bank A.G.*	32,809	771
Belgium – 0.3%
Ageas S.A./N.V.	32,739	1,158
Warehouses De Pauw - C.V.A.	23,645	645
		1,803
Canada – 8.2%
ARC Resources Ltd.	65,049	219
B2Gold Corp.	168,272	957
Barrick Gold Corp.	96,470	2,596
Cameco Corp.	45,940	471
Canada Goose Holdings, Inc.*	14,021	325
Canadian Apartment Properties REIT	11,476	411
Canadian Pacific Railway Ltd.	31,425	8,024
Canadian Western Bank	19,058	332
Descartes Systems Group (The), Inc.*	6,613	349
Kinross Gold Corp.*	167,399	1,209
Kirkland Lake Gold Ltd.	8,440	348
Lululemon Athletica, Inc.*	38,255	11,936
Maple Leaf Foods, Inc.	19,113	401
Northland Power, Inc.	25,388	635
Pan American Silver Corp.	24,579	746
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
Canada – 8.2%continued
Parex Resources, Inc.*	46,981	$566
Real Matters, Inc.*	39,212	765
Shopify, Inc., Class A*	14,400	13,668
Stantec, Inc.	19,773	610
TFI International, Inc.	16,652	591
Tourmaline Oil Corp.	36,137	316
Tricon Capital Group, Inc.	56,865	383
		45,858
China – 2.6%
Baidu, Inc. ADR*	21,986	2,636
Beijing Capital International Airport Co. Ltd., Class H	782,000	490
China Telecom Corp. Ltd., Class H	4,804,992	1,347
Dongfeng Motor Group Co. Ltd., Class H	2,290,671	1,370
Tencent Holdings Ltd.	135,805	8,723
		14,566
Denmark – 2.0%
AP Moller - Maersk A/S, Class B	1,733	2,017
Bavarian Nordic A/S*	14,386	393
Drilling Co. of 1972 A/S (The)*	2,383	50
DSV Panalpina A/S	66,558	8,120
GN Store Nord A/S	8,773	467
Royal Unibrew A/S*	3,679	306
		11,353
Finland – 0.7%
Kemira OYJ	24,652	317
Nokia OYJ	508,344	2,226
Outotec OYJ	71,825	396
TietoEVRY OYJ*	12,478	340
Valmet OYJ	25,219	657
		3,936
France – 9.0%
Air France-KLM*	136,534	617
Airbus S.E.*	14,355	1,022
Alstom S.A.	8,443	392
Alten S.A.*	3,976	341
Arkema S.A.	6,493	620
AXA S.A.*	76,919	1,605
BNP Paribas S.A.*	109,934	4,358
Carrefour S.A.	64,418	994
Cie de Saint-Gobain*	95,532	3,434
Danone S.A.*	18,754	1,296

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
France – 9.0%continued
Dassault Aviation S.A.*	356	$328
Eiffage S.A.*	9,107	832
Engie S.A.*	171,685	2,119
EssilorLuxottica S.A.*	31,467	4,042
EssilorLuxottica S.A. (Euronext Exchange)*	560	72
Faurecia S.E.*	8,520	332
Korian S.A.*	7,979	292
La Francaise des Jeux S.A.E.M(2)	9,545	294
LVMH Moet Hennessy Louis Vuitton S.E.	17,528	7,677
Nexans S.A.*	12,690	589
Nexity S.A.	10,186	329
Pernod Ricard S.A.	28,324	4,452
Renault S.A.*	36,766	931
Rexel S.A.	161,918	1,848
Rubis S.C.A.	5,993	288
Sanofi	10,536	1,072
SCOR S.E.*	28,093	769
Societe Generale S.A.*	76,981	1,281
SOITEC*	3,578	398
Teleperformance	4,869	1,234
TOTAL S.A.	128,394	4,890
Ubisoft Entertainment S.A.*	4,140	341
Valeo S.A.	1,310	34
Vinci S.A.	5,057	465
Worldline S.A.(2) *	6,752	583
		50,171
Germany – 5.0%
Allianz S.E. (Registered)	6,639	1,354
alstria office REIT-A.G.*	39,358	586
Aurubis A.G.	6,170	380
BASF S.E.	64,158	3,585
Bayer A.G. (Registered)	25,156	1,846
Bechtle A.G.	4,408	775
Brenntag A.G.	6,502	341
Carl Zeiss Meditec A.G. (Bearer)*	5,121	499
CECONOMY A.G.*	108,183	376
Daimler A.G. (Registered)*	52,763	2,139
Deutsche Pfandbriefbank A.G.*	39,369	287
Deutsche Post A.G. (Registered)*	65,982	2,407
DWS Group GmbH & Co. KGaA	8,127	295
Encavis A.G.	31,519	459
Gerresheimer A.G.	5,876	541
HelloFresh S.E.*	16,195	860
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
Germany – 5.0%continued
Infineon Technologies A.G.	92,818	$2,170
KION Group A.G.*	7,821	480
METRO A.G.	35,020	331
Rheinmetall A.G.	4,474	387
RTL Group S.A.*	19,635	628
RWE A.G.	17,787	622
Salzgitter A.G.*	12,798	180
SAP S.E.	15,683	2,183
Siemens A.G. (Registered)	25,772	3,027
Suedzucker A.G.	26,770	422
TAG Immobilien A.G.*	31,147	742
United Internet A.G. (Registered)	7,049	298
		28,200
Hong Kong – 2.0%
AIA Group Ltd.	622,200	5,791
China High Precision Automation Group Ltd.(3) *	982,000	—
China Mobile Ltd.	106,092	717
China Mobile Ltd.	155,000	1,047
China Unicom Hong Kong Ltd.	2,937,971	1,590
CK Asset Holdings Ltd.	190,417	1,132
Towngas China Co. Ltd.*	621,000	281
United Laboratories International Holdings (The) Ltd.	410,000	355
Xinyi Glass Holdings Ltd.	244,000	300
		11,213
India – 0.9%
HDFC Bank Ltd. ADR	105,369	4,790
Indonesia – 0.1%
Bank Mandiri Persero Tbk PT	1,553,750	539
Ireland – 4.4%
Accenture PLC, Class A	39,359	8,451
AIB Group PLC (London Exchange)*	466,673	578
Bank of Ireland Group PLC (London Exchange)*	337,869	682
Dalata Hotel Group PLC	78,689	252
Experian PLC	238,692	8,325
Glanbia PLC	24,286	275
ICON PLC*	19,542	3,292
Ryanair Holdings PLC ADR*	30,307	2,011
UDG Healthcare PLC	65,038	578
		24,444

NORTHERN FUNDS QUARTERLY REPORT     7    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
Isle of Man – 0.1%
GVC Holdings PLC	45,982	$421
Israel – 0.1%
Israel Discount Bank Ltd., Class A	102,705	314
Italy – 3.3%
ACEA S.p.A.	30,553	586
Amplifon S.p.A.*	15,353	408
Assicurazioni Generali S.p.A.	69,585	1,052
Banca Mediolanum S.p.A.	46,721	335
BPER Banca*	117,824	292
Buzzi Unicem S.p.A.	25,979	559
DiaSorin S.p.A.	2,001	383
Enel S.p.A.	87,210	751
Eni S.p.A.	235,689	2,244
Ferrari N.V.	24,685	4,206
Infrastrutture Wireless Italiane S.p.A.(2)	43,498	436
Interpump Group S.p.A.	10,562	313
Reply S.p.A.	4,620	373
Saipem S.p.A.	284,254	708
UniCredit S.p.A.*	612,328	5,621
		18,267
Japan – 13.7%
Adastria Co. Ltd.	19,300	309
Advantest Corp.	6,000	341
Anritsu Corp.	27,900	661
ASKUL Corp.	10,100	323
BayCurrent Consulting, Inc.	4,800	399
Benesse Holdings, Inc.	5,765	155
Canon, Inc.	34,177	680
Capcom Co. Ltd.	15,500	563
Chiyoda Corp.*	64,331	169
Citizen Watch Co. Ltd.	153,963	500
Daihen Corp.	10,200	366
Dai-ichi Life Holdings, Inc.	98,630	1,175
Daiseki Co. Ltd.	13,600	362
DeNA Co. Ltd.	61,161	762
Denka Co. Ltd.	11,200	274
Dip Corp.	14,400	290
Eiken Chemical Co. Ltd.	27,700	443
Eisai Co. Ltd.	10,853	860
FANUC Corp.	15,300	2,734
Fuji Corp.	24,800	434
Fuji Media Holdings, Inc.	34,038	328
Fujitsu Ltd.	8,299	971
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
Japan – 13.7%continued
FULLCAST Holdings Co. Ltd.	20,500	$275
Fuso Chemical Co. Ltd.	9,800	357
Gree, Inc.	140,320	601
Hino Motors Ltd.	132,610	896
Honda Motor Co. Ltd.	134,056	3,427
Inpex Corp.	215,891	1,337
Internet Initiative Japan, Inc.	13,100	447
Invincible Investment Corp.	884	228
Isuzu Motors Ltd.	102,587	926
Japan Lifeline Co. Ltd.	20,800	275
JGC Holdings Corp.	117,772	1,240
JSR Corp.	48,236	931
Kanamoto Co. Ltd.	15,900	347
Kenedix Office Investment Corp.	69	388
Keyence Corp.	16,420	6,856
Kintetsu World Express, Inc.	8,600	149
Komatsu Ltd.	33,300	681
Kumagai Gumi Co. Ltd.	12,900	309
Lasertec Corp.	17,200	1,622
Lintec Corp.	11,700	277
Maeda Corp.	45,800	349
Matsumotokiyoshi Holdings Co. Ltd.	7,600	275
Mitsubishi Estate Co. Ltd.	80,893	1,203
Mitsubishi Heavy Industries Ltd.	25,277	596
Mitsubishi Motors Corp.	225,580	557
Mitsubishi UFJ Financial Group, Inc.	640,312	2,504
Murata Manufacturing Co. Ltd.	25,600	1,500
NEC Networks & System Integration Corp.	7,700	157
NET One Systems Co. Ltd.	14,500	483
Nichirei Corp.	14,100	410
Nikon Corp.	102,816	860
Nippon Accommodations Fund, Inc.	96	555
Nippon Suisan Kaisha Ltd.	99,100	430
Nippon Television Holdings, Inc.	62,833	679
Nissan Motor Co. Ltd.	267,159	990
Nitto Denko Corp.	24,401	1,381
Nomura Holdings, Inc.	237,602	1,063
North Pacific Bank Ltd.	160,000	309
Open House Co. Ltd.	20,500	702
PALTAC Corp.	9,900	454
Penta-Ocean Construction Co. Ltd.	83,700	450
Rengo Co. Ltd.	79,200	645
Resona Holdings, Inc.	449,284	1,533

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
Japan – 13.7%continued
Resorttrust, Inc.	18,300	$237
Sankyu, Inc.	7,700	289
Sanwa Holdings Corp.	41,500	371
Sawai Pharmaceutical Co. Ltd.	9,400	483
Seino Holdings Co. Ltd.	3,700	48
Shiga Bank (The) Ltd.	18,400	408
Shimamura Co. Ltd.	22,600	1,530
Ship Healthcare Holdings, Inc.	11,200	469
Sompo Holdings, Inc.	7,400	254
Starts Corp., Inc.	14,100	289
Sumitomo Forestry Co. Ltd.	22,600	284
Sumitomo Mitsui Financial Group, Inc.	133,745	3,761
Sumitomo Mitsui Trust Holdings, Inc.	55,160	1,548
Sushiro Global Holdings Ltd.	28,500	628
T&D Holdings, Inc.	250,962	2,145
Taiyo Yuden Co. Ltd.	14,400	447
Takasago Thermal Engineering Co. Ltd.	22,300	326
Takeda Pharmaceutical Co. Ltd.	148,456	5,298
TechnoPro Holdings, Inc.	5,500	318
THK Co. Ltd.	39,019	965
TIS, Inc.	35,300	751
Toda Corp.	48,600	313
Tokyo Steel Manufacturing Co. Ltd.	53,800	309
Toyo Tire Corp.	36,500	488
Yaoko Co. Ltd.	5,800	414
Z Holdings Corp.	251,760	1,229
Zenkoku Hosho Co. Ltd.	14,600	549
		76,904
Jersey – 0.1%
Centamin PLC	147,434	336
Jordan – 0.1%
Hikma Pharmaceuticals PLC	22,106	608
Malaysia – 0.1%
CIMB Group Holdings Bhd.	692,597	580
Mexico – 0.7%
Grupo Financiero Banorte S.A.B. de C.V., Series O	169,733	587
Wal-Mart de Mexico S.A.B. de C.V.	1,466,796	3,508
		4,095
Netherlands – 4.3%
ABN AMRO Bank N.V. - C.V.A.(2)	155,106	1,333
Akzo Nobel N.V.	22,640	2,026
ArcelorMittal S.A.*	45,718	480
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
Netherlands – 4.3%continued
Argenx S.E.*	2,327	$519
ASM International N.V.	7,460	1,151
ASML Holding N.V. (Registered)	20,524	7,553
ASR Nederland N.V.	16,135	495
Euronext N.V.	9,185	920
Flow Traders	10,583	378
ING Groep N.V.	612,493	4,255
Intertrust N.V.	21,260	362
Just Eat Takeaway.com N.V.*	2,646	275
PostNL N.V.	301,730	647
Royal Dutch Shell PLC, Class B	169,199	2,560
SBM Offshore N.V.	28,297	413
Signify N.V.*	14,238	367
VEON Ltd. ADR	341,835	615
		24,349
Norway – 0.6%
Equinor ASA	102,986	1,464
Norsk Hydro ASA*	517,931	1,433
Sparebanken Vest	37,740	245
		3,142
Russia – 0.4%
Gazprom PJSC ADR	224,839	1,211
LUKOIL PJSC ADR	5,888	437
Sberbank of Russia PJSC ADR	70,435	800
		2,448
Singapore – 0.1%
Frasers Logistics & Commercial Trust	611,600	528
Riverstone Holdings Ltd.	30,200	57
		585
South Africa – 0.3%
Gold Fields Ltd. ADR	118,118	1,110
Impala Platinum Holdings Ltd.	54,210	362
MTN Group Ltd.	134,895	411
		1,883
South Korea – 2.6%
Douzone Bizon Co. Ltd.	7,406	634
F&F Co. Ltd.	4,182	323
GS Home Shopping, Inc.	1,857	170
Hankook Tire & Technology Co. Ltd.	33,649	689
KB Financial Group, Inc.	55,762	1,594
KT Corp. ADR	165,387	1,611
Maeil Dairies Co. Ltd.	5,617	372

NORTHERN FUNDS QUARTERLY REPORT     9    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
South Korea – 2.6%continued
Neowiz*	18,056	$420
Partron Co. Ltd.	40,543	302
Samsung Electronics Co. Ltd.	63,820	2,829
Samsung Engineering Co. Ltd.*	24,790	256
Seegene, Inc.	12,204	1,145
SFA Engineering Corp.	12,410	341
Shinhan Financial Group Co. Ltd.	56,519	1,350
SK Telecom Co. Ltd.	8,160	1,431
SL Corp.	13,158	151
Soulbrain Holdings Co. Ltd.(4)	10,166	811
		14,429
Spain – 1.9%
Aena S.M.E. S.A.(2) *	4,521	602
Amadeus IT Group S.A.	80,252	4,176
Applus Services S.A.	26,706	205
Banco Bilbao Vizcaya Argentaria S.A.	361,257	1,241
Bankinter S.A.	71,946	342
CaixaBank S.A.	1,314,806	2,802
Cia de Distribucion Integral Logista Holdings S.A.	20,443	381
Masmovil Ibercom S.A.*	2,917	74
Merlin Properties Socimi S.A.	44,655	370
Viscofan S.A.	4,367	285
		10,478
Sweden – 1.9%
Atlas Copco AB, Class A	129,702	5,485
Dometic Group AB*	37,917	340
Evolution Gaming Group AB(2)	15,293	911
Getinge AB, Class B	25,691	476
Nordic Entertainment Group AB, Class B	8,785	268
Peab AB, Class B*	37,836	311
Stillfront Group AB*	10,571	945
Swedbank AB, Class A*	32,973	422
Volvo AB, Class B*	36,682	573
Wihlborgs Fastigheter AB	44,608	729
		10,460
Switzerland – 8.0%
ABB Ltd. (Registered)	144,280	3,243
Adecco Group A.G. (Registered)	56,222	2,634
Alcon, Inc.*	108,945	6,242
Bucher Industries A.G. (Registered)	1,099	316
Cembra Money Bank A.G.	2,507	245
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
Switzerland – 8.0%continued
Cie Financiere Richemont S.A. (Registered)	34,398	$2,190
Coca-Cola HBC A.G. - CDI*	13,158	330
Forbo Holding A.G. (Registered)	283	409
Galenica A.G.	7,603	544
Helvetia Holding A.G. (Registered)	2,205	205
Julius Baer Group Ltd.	29,172	1,219
LafargeHolcim Ltd. (Registered)*	59,669	2,610
Logitech International S.A. (Registered)	24,576	1,602
Nestle S.A. (Registered)	62,925	6,952
Novartis A.G. (Registered)	33,430	2,905
PSP Swiss Property A.G. (Registered)	5,196	585
Roche Holding A.G. (Genusschein)	3,727	1,290
Sika A.G. (Registered)	29,318	5,635
Straumann Holding A.G. (Registered)	369	317
Sulzer A.G. (Registered)	6,128	488
Swiss Life Holding A.G. (Registered)	2,111	781
UBS Group A.G. (Registered)	253,906	2,917
Vontobel Holding A.G. (Registered)	8,845	619
Wizz Air Holdings PLC*	11,699	483
		44,761
Taiwan – 1.6%
Innolux Corp.	2,690,592	718
Shin Kong Financial Holding Co. Ltd.*	2,113,926	615
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	133,166	7,560
		8,893
Thailand – 0.2%
Kasikornbank PCL NVDR	386,027	1,167
United Kingdom – 9.3%
Anglo American PLC	65,133	1,505
AstraZeneca PLC	12,791	1,333
Atlantica Sustainable Infrastructure PLC	13,297	387
Auto Trader Group PLC(2)	61,573	401
Avast PLC	64,068	419
Aviva PLC	410,829	1,390
B&M European Value Retail S.A.	110,539	544
Babcock International Group PLC	208,704	801
Barclays PLC	1,646,728	2,330
Bellway PLC	6,838	215
BP PLC	918,298	3,490
British American Tobacco PLC	67,592	2,597
British Land (The) Co. PLC	132,830	635
BT Group PLC	774,305	1,093

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
United Kingdom – 9.3%continued
Cairn Energy PLC*	262,956	$383
Centrica PLC	1,052,831	502
Clinigen Group PLC	48,580	487
Coca-Cola European Partners PLC	15,349	580
Compass Group PLC	73,257	1,008
Computacenter PLC	27,926	567
Cranswick PLC	8,968	402
Electrocomponents PLC	39,447	327
Future PLC	24,249	383
Gamesys Group PLC*	31,444	334
HomeServe PLC	34,539	558
Howden Joinery Group PLC	43,496	298
IG Group Holdings PLC	28,910	293
IMI PLC	25,958	296
Intermediate Capital Group PLC	19,360	309
International Consolidated Airlines Group S.A.	112,900	310
J Sainsbury PLC	727,558	1,880
Johnson Matthey PLC	19,498	506
Kingfisher PLC	591,338	1,616
Land Securities Group PLC	88,938	609
Linde PLC	8,501	1,789
LondonMetric Property PLC	191,268	499
Marks & Spencer Group PLC	395,639	485
Micro Focus International PLC	80,221	429
National Express Group PLC	96,558	224
OneSavings Bank PLC	104,357	343
Prudential PLC	101,974	1,536
Redrow PLC	63,267	337
RELX PLC	64,936	1,503
Rolls-Royce Holdings PLC*	520,732	1,838
Safestore Holdings PLC	79,071	711
Smith & Nephew PLC	315,258	5,873
Spirent Communications PLC	158,298	472
Standard Chartered PLC	322,388	1,755
Stock Spirits Group PLC	125,064	363
Tate & Lyle PLC	58,582	484
Ultra Electronics Holdings PLC	12,153	301
UNITE Group (The) PLC	36,751	428
Vesuvius PLC	59,861	287
Vodafone Group PLC	1,154,779	1,841
WPP PLC	194,980	1,522
		51,808
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.9% (1)continued
United States – 3.4%
Mettler-Toledo International, Inc.*	5,956	$4,798
Nexteer Automotive Group Ltd.	391,000	271
Ovintiv, Inc.	42,158	401
ResMed, Inc.	44,793	8,600
STERIS PLC	33,007	5,064
		19,134
Total Common Stocks
(Cost $469,287)		520,125

PREFERRED STOCKS – 0.8%(1)
Germany – 0.8%
Volkswagen A.G.*	28,091	4,248
Total Preferred Stocks
(Cost $4,071)		4,248

INVESTMENT COMPANIES – 5.1%
iShares Core MSCI EAFE ETF	4,833	276
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(5) (6)	27,578,727	27,579
Vanguard FTSE Developed Markets ETF	16,609	644
Total Investment Companies
(Cost $28,432)		28,499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.8%
U.S. Treasury Bill, 2.21%, 7/16/20(7) (8)	$4,460	$4,460
Total Short-Term Investments
(Cost $4,457)		4,460

Total Investments – 99.6%
(Cost $506,247)		557,332
Other Assets less Liabilities – 0.4%		2,396
Net Assets – 100.0%		$559,728

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Level 3 asset.

NORTHERN FUNDS QUARTERLY REPORT     11    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2020 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index	147	$13,071	Long	09/20	$(18)
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	6.4%
Consumer Discretionary	13.6
Consumer Staples	5.3
Energy	4.2
Financials	15.6
Health Care	13.0
Industrials	16.3
Information Technology	14.6
Materials	7.0
Real Estate	2.7
Utilities	1.3
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	25.7%
United States Dollar	20.7
Japanese Yen	14.6
British Pound	11.9
Swiss Franc	8.4
All other currencies less than 5%	18.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$10,889	$—	$—	$10,889
Canada	45,858	—	—	45,858
China	2,636	11,930	—	14,566
India	4,790	—	—	4,790
Ireland	13,754	10,690	—	24,444
Mexico	4,095	—	—	4,095
Netherlands	8,168	16,181	—	24,349
South Africa	1,110	773	—	1,883
South Korea	1,611	12,007	811	14,429
Taiwan	7,560	1,333	—	8,893
United Kingdom	967	50,841	—	51,808
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
United States	$18,863	$271	$—	$19,134
All Other Countries(1)	—	294,987	—	294,987
Total Common Stocks	120,301	399,013	811	520,125
Preferred Stocks(1)	—	4,248	—	4,248
Investment Companies	28,499	—	—	28,499
Short-Term Investments	—	4,460	—	4,460
Total Investments	$148,800	$407,721	$811	$557,332
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$—	$158,427	$130,848	$8	$27,579	27,578,727
NORTHERN FUNDS QUARTERLY REPORT     13    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.8%(1)
Australia – 6.8%
Atlas Arteria Ltd.	1,737,546	$7,979
Aurizon Holdings Ltd.	1,864,774	6,349
Spark Infrastructure Group	7,841,828	11,766
Transurban Group	4,433,887	43,297
		69,391
Brazil – 0.7%
CPFL Energia S.A.*	498,200	2,823
Transmissora Alianca de Energia Eletrica S.A.	830,500	4,348
		7,171
Canada – 3.9%
Atco Ltd., Class I	98,496	2,922
Emera, Inc.	238,408	9,381
Enbridge, Inc.	218,108	6,632
Hydro One Ltd.(2)	672,720	12,651
Pembina Pipeline Corp.	198,600	4,965
TC Energy Corp.	62,902	2,687
		39,238
Chile – 0.2%
Aguas Andinas S.A., Class A	7,176,954	2,431
China – 1.2%
ENN Energy Holdings Ltd.	407,500	4,576
Jiangsu Expressway Co. Ltd., Class H	6,824,000	8,015
		12,591
France – 7.9%
Eiffage S.A.*	105,127	9,599
Eutelsat Communications S.A.	649,224	5,982
Getlink S.E.*	1,076,837	15,519
Rubis S.C.A.	123,780	5,941
SES S.A.	919,255	6,272
Vinci S.A.	402,873	37,048
		80,361
Germany – 1.2%
Fraport A.G. Frankfurt Airport Services Worldwide*	279,562	12,182
Hong Kong – 2.0%
China Gas Holdings Ltd.	1,594,400	4,910
CLP Holdings Ltd.	914,500	8,955
Power Assets Holdings Ltd.	1,238,420	6,725
		20,590
Italy – 8.6%
ASTM S.p.A.*	211,616	4,842
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.8% (1)continued
Italy – 8.6%continued
Atlantia S.p.A.*	1,415,406	$22,701
Hera S.p.A.	2,650,468	9,954
Italgas S.p.A.	1,553,782	9,016
Snam S.p.A.	4,065,720	19,775
Terna Rete Elettrica Nazionale S.p.A.	3,029,362	20,799
		87,087
Japan – 1.8%
East Japan Railway Co.	120,400	8,344
Tokyo Gas Co. Ltd.	259,300	6,202
West Japan Railway Co.	63,800	3,577
		18,123
Mexico – 1.3%
ALEATICA S.A.B. de C.V.*	3,216,989	2,798
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	431,797	4,838
Infraestructura Energetica Nova S.A.B. de C.V.	732,976	2,108
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	444,806	3,212
		12,956
Netherlands – 1.2%
Koninklijke Vopak N.V.	238,984	12,630
New Zealand – 0.4%
Auckland International Airport Ltd.	845,210	3,576
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,283,008	3,500
Spain – 2.8%
Aena S.M.E. S.A.(2) *	34,202	4,553
Ferrovial S.A.	896,679	23,842
		28,395
Switzerland – 1.7%
Flughafen Zurich A.G. (Registered)*	129,942	16,853
United Kingdom – 11.5%
National Grid PLC	3,755,119	45,982
Pennon Group PLC	979,697	13,569
Severn Trent PLC	816,390	25,048
Signature Aviation PLC	975,155	2,799
SSE PLC	400,807	6,767
United Utilities Group PLC	2,067,425	23,288
		117,453

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.8% (1)continued
United States – 39.3%
Alliant Energy Corp.	180,951	$8,657
Ameren Corp.	184,110	12,954
American Electric Power Co., Inc.	284,501	22,658
American Tower Corp.	58,910	15,230
Atmos Energy Corp.	128,027	12,749
Avista Corp.	120,572	4,388
CenterPoint Energy, Inc.	316,888	5,916
Cheniere Energy, Inc.*	240,492	11,620
CMS Energy Corp.	72,763	4,251
Crown Castle International Corp.	107,242	17,947
CSX Corp.	374,908	26,146
Dominion Energy, Inc.	333,120	27,043
Duke Energy Corp.	190,670	15,233
Edison International	175,364	9,524
Evergy, Inc.	147,659	8,755
Eversource Energy	194,931	16,232
Kinder Morgan, Inc.	549,232	8,332
NextEra Energy, Inc.	101,315	24,333
NiSource, Inc.	1,088,305	24,748
Norfolk Southern Corp.	163,613	28,725
PNM Resources, Inc.	157,911	6,070
Portland General Electric Co.	165,273	6,910
SBA Communications Corp.	46,319	13,799
Sempra Energy	107,982	12,659
SJW Group	46,220	2,871
Southwest Gas Holdings, Inc.	72,808	5,027
UGI Corp.	261,499	8,316
Union Pacific Corp.	72,307	12,225
Williams (The) Cos., Inc.	888,752	16,904
Xcel Energy, Inc.	161,732	10,108
		400,330
Total Common Stocks
(Cost $949,061)		944,858

MASTER LIMITED PARTNERSHIPS – 1.4%
United States – 1.4%
Enterprise Products Partners L.P.	448,185	8,143
Magellan Midstream Partners L.P.	136,300	5,884
		14,027
Total Master Limited Partnerships
(Cost $15,130)		14,027

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(3) (4)	48,635,804	$48,636
Total Investment Companies
(Cost $48,636)		48,636

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.89%, 7/16/20(5) (6)	$2,890	$2,890
Total Short-Term Investments
(Cost $2,889)		2,890

Total Investments – 99.2%
(Cost $1,015,716)		1,010,411
Other Assets less Liabilities – 0.8%		7,979
Net Assets – 100.0%		$1,018,390

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor's
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     15    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	June 30, 2020 (UNAUDITED)
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	101	$15,606	Long	9/20	$244
MSCI EAFE Index (United States Dollar)	137	12,182	Long	9/20	55
Total					$299
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	1.3%
Energy	8.1
Industrials	32.2
Real Estate	4.9
Utilities	53.5
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	43.2%
Euro	23.4
British Pound	12.2
Australian Dollar	7.2
All other currencies less than 5%	14.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$7,171	$—	$—	$7,171
Canada	39,238	—	—	39,238
Chile	2,431	—	—	2,431
Mexico	12,956	—	—	12,956
United States	400,330	—	—	400,330
All Other Countries(1)	—	482,732	—	482,732
Total Common Stocks	462,126	482,732	—	944,858
Master Limited Partnerships(1)	14,027	—	—	14,027
Investment Companies	48,636	—	—	48,636
Short-Term Investments	—	2,890	—	2,890
Total Investments	$524,789	$485,622	$—	$1,010,411
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$299	$—	$—	$299

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$30,334	$221,834	$203,532	$22	$48,636	48,635,804
MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1%(1)
Australia – 5.1%
BGP Holdings PLC(2) *	3,277,404	$—
Dexus	240,742	1,534
Goodman Group	273,875	2,819
Mirvac Group	363,328	547
National Storage REIT	2,018,298	2,573
		7,473
Belgium – 2.4%
Shurgard Self Storage S.A.	46,641	1,752
Warehouses De Pauw - C.V.A.	63,449	1,730
		3,482
Canada – 2.8%
Allied Properties Real Estate Investment Trust	26,242	792
Boardwalk Real Estate Investment Trust	82,313	1,801
Granite Real Estate Investment Trust	30,086	1,553
		4,146
France – 0.8%
Gecina S.A.	3,557	439
Unibail-Rodamco-Westfield	12,372	696
		1,135
Germany – 4.7%
alstria office REIT-A.G.*	23,337	347
Deutsche Wohnen S.E.	76,117	3,415
LEG Immobilien A.G.*	11,925	1,513
Vonovia S.E.	26,559	1,627
		6,902
Hong Kong – 8.2%
CK Asset Holdings Ltd.	114,538	681
ESR Cayman Ltd.*	552,800	1,311
Hang Lung Properties Ltd.	795,756	1,886
Hysan Development Co. Ltd.	319,000	1,029
Link REIT	377,500	3,080
Sino Land Co. Ltd.	795,452	1,002
Sun Hung Kai Properties Ltd.	82,681	1,054
Swire Properties Ltd.	581,280	1,476
Wharf Real Estate Investment Co. Ltd.	107,911	515
		12,034
India – 0.7%
Embassy Office Parks REIT	225,200	1,017
Japan – 9.5%
Advance Residence Investment Corp.	575	1,714
Daiwa Office Investment Corp.	82	454
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
Japan – 9.5%continued
GLP J-Reit	580	$842
Invesco Office J-Reit, Inc.	4,337	566
Japan Hotel REIT Investment Corp.	1,161	480
Japan Logistics Fund, Inc.	775	2,104
Katitas Co. Ltd.	75,800	1,755
Kenedix Office Investment Corp.	293	1,646
Kenedix, Inc.	298,100	1,469
LaSalle Logiport REIT	314	484
MCUBS MidCity Investment Corp.	1,265	918
Mitsui Fudosan Co. Ltd.	80,724	1,430
		13,862
Jersey – 0.2%
Atrium European Real Estate Ltd.*	75,313	233
Mexico – 0.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	440,470	657
Norway – 0.8%
Entra ASA	91,825	1,174
Singapore – 3.8%
Ascendas India Trust	1,632,500	1,584
City Developments Ltd.	156,963	951
Keppel DC REIT	191,805	350
Keppel REIT	662,343	524
Mapletree Logistics Trust	1,558,800	2,175
		5,584
Spain – 0.3%
Merlin Properties Socimi S.A.	54,300	450
Sweden – 0.5%
Hufvudstaden AB, Class A	56,746	704
United Kingdom – 6.7%
Big Yellow Group PLC	106,171	1,320
Capital & Counties Properties PLC	343,195	620
Derwent London PLC	27,182	934
Grainger PLC	330,379	1,170
Helios Towers PLC*	911,110	1,676
LondonMetric Property PLC	188,475	491
Shaftesbury PLC	150,637	984
Tritax Big Box REIT PLC	581,678	1,044
UNITE Group (The) PLC	128,801	1,499
		9,738
United States – 48.1%
Alexandria Real Estate Equities, Inc.	11,460	1,859
American Homes 4 Rent, Class A	87,603	2,357

NORTHERN FUNDS QUARTERLY REPORT     17    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
United States – 48.1%continued
American Tower Corp.	6,304	$1,630
Apple Hospitality REIT, Inc.	44,180	427
AvalonBay Communities, Inc.	20,158	3,117
Boston Properties, Inc.	11,500	1,039
Brixmor Property Group, Inc.	101,458	1,301
Camden Property Trust	11,900	1,086
CoreSite Realty Corp.	10,706	1,296
Corporate Office Properties Trust	38,827	984
Cousins Properties, Inc.	31,048	926
CyrusOne, Inc.	12,436	905
Digital Realty Trust, Inc.	8,600	1,222
Douglas Emmett, Inc.	16,046	492
Duke Realty Corp.	28,824	1,020
Empire State Realty Trust, Inc., Class A	108,381	759
EPR Properties	16,563	549
Equinix, Inc.	3,889	2,731
Equity LifeStyle Properties, Inc.	29,213	1,825
Essex Property Trust, Inc.	3,950	905
Farmland Partners, Inc.	40,298	276
Four Corners Property Trust, Inc.	24,127	589
Healthpeak Properties, Inc.	21,608	595
Host Hotels & Resorts, Inc.	164,473	1,775
Hudson Pacific Properties, Inc.	20,300	511
Industrial Logistics Properties Trust	37,679	774
Kilroy Realty Corp.	8,254	484
Medical Properties Trust, Inc.	56,913	1,070
MGM Growth Properties LLC, Class A	34,989	952
Mid-America Apartment Communities, Inc.	25,308	2,902
National Retail Properties, Inc.	21,808	774
Pebblebrook Hotel Trust	33,301	455
Physicians Realty Trust	64,274	1,126
Prologis, Inc.	91,914	8,578
Public Storage	17,045	3,271
QTS Realty Trust, Inc., Class A	17,374	1,113
Rayonier, Inc.	36,930	915
Regency Centers Corp.	13,400	615
Rexford Industrial Realty, Inc.	13,868	575
Simon Property Group, Inc.	10,415	712
STAG Industrial, Inc.	56,714	1,663
STORE Capital Corp.	73,699	1,755
Sun Communities, Inc.	15,838	2,149
Urban Edge Properties	137,077	1,627
Ventas, Inc.	24,900	912
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1% (1)continued
United States – 48.1%continued
VICI Properties, Inc.	133,602	$2,697
Welltower, Inc.	68,593	3,550
WP Carey, Inc.	20,399	1,380
		70,225
Total Common Stocks
(Cost $134,132)		138,816

INVESTMENT COMPANIES – 4.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(3) (4)	6,849,652	6,850
Total Investment Companies
(Cost $6,850)		6,850

Total Investments – 99.8%
(Cost $140,982)		145,666
Other Assets less Liabilities – 0.2%		302
Net Assets – 100.0%		$145,968

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	5.8%
Diversified REITs	5.4
Health Care REITs	5.2
Hotel & Resort REITs	3.0
Industrial REITs	18.3
Integrated Telecommunication Services	1.2
Office REITs	9.6
Real Estate Development	2.5

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Real Estate Operating Companies	12.1%
Residential REITs	13.9
Retail REITs	7.5
Specialized REITs	15.5
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.6%
Japanese Yen	10.0
Euro	8.8
Hong Kong Dollar	8.7
British Pound	7.0
Australian Dollar	5.4
All other currencies less than 5%	9.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$4,146	$—	$—	$4,146
Mexico	657	—	—	657
United States	70,225	—	—	70,225
All Other Countries(1)	—	63,788	—	63,788
Total Common Stocks	75,028	63,788	—	138,816
Investment Companies	6,850	—	—	6,850
Total Investments	$81,878	$63,788	$—	$145,666

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,005	$39,562	$40,717	$4	$6,850	6,849,652
NORTHERN FUNDS QUARTERLY REPORT     19    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7%(1)
Argentina – 0.1%
MercadoLibre, Inc.*	183	$180
Australia – 0.6%
AGL Energy Ltd.	14,620	172
Ampol Ltd.	18,090	367
BHP Group Ltd.	8,310	206
Coles Group Ltd.	27,000	321
CSL Ltd.	1,960	389
Goodman Group	22,540	232
		1,687
Austria – 0.0%
Raiffeisen Bank International A.G.	5,850	104
Belgium – 0.3%
KBC Group N.V.	3,037	174
Telenet Group Holding N.V.	9,579	394
UCB S.A.	2,879	333
		901
Brazil – 0.4%
Banco Bradesco S.A.	38,830	137
BB Seguridade Participacoes S.A.	58,929	299
Cia de Saneamento Basico do Estado de Sao Paulo*	17,100	182
Cosan S.A.	24,100	318
Qualicorp Consultoria e Corretora de Seguros S.A.	39,000	209
		1,145
Canada – 2.0%
Alimentation Couche-Tard, Inc., Class B	14,600	458
Bank of Montreal	3,450	184
Canadian Tire Corp. Ltd., Class A	3,400	295
CI Financial Corp.	15,200	193
Constellation Software, Inc.	743	839
Element Fleet Management Corp.	4,057	30
Fairfax Financial Holdings Ltd.	95	29
IGM Financial, Inc.	34,827	846
Kirkland Lake Gold Ltd.	3,400	140
Magna International, Inc.	12,000	534
Manulife Financial Corp.	49,800	678
Open Text Corp.	21,400	909
Quebecor, Inc., Class B	14,300	307
Sun Life Financial, Inc.	6,100	224
Toronto-Dominion Bank (The)	7,900	353
		6,019
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Chile – 0.2%
Banco Santander Chile ADR	28,454	$467
China – 3.4%
Agricultural Bank of China Ltd., Class H	398,000	160
Alibaba Group Holding Ltd. ADR*	6,748	1,456
Anhui Conch Cement Co. Ltd., Class H	103,000	693
Baidu, Inc. ADR*	26,697	3,201
China Construction Bank Corp., Class H	363,000	293
China Oilfield Services Ltd., Class H	178,000	160
China Shenhua Energy Co. Ltd., Class H	128,500	201
CSC Financial Co. Ltd., Class H	161,000	182
Momo, Inc. ADR	5,180	91
NetEase, Inc. ADR	2,900	1,245
Ping An Insurance Group Co. of China Ltd., Class H	67,000	669
Tencent Holdings Ltd.	4,700	302
Tencent Holdings Ltd. ADR	2,736	175
Vipshop Holdings Ltd. ADR*	14,900	297
Weichai Power Co. Ltd., Class H	221,000	412
Yanzhou Coal Mining Co. Ltd., Class H	150,000	112
Yum China Holdings, Inc.	7,116	342
		9,991
Colombia – 0.1%
Ecopetrol S.A. ADR	15,129	168
Denmark – 0.2%
Carlsberg A/S, Class B	1,450	192
Novo Nordisk A/S, Class B	4,574	296
		488
Finland – 0.7%
Neste OYJ	12,750	498
Nokia OYJ	377,083	1,652
Nokian Renkaat OYJ	2,290	50
		2,200
France – 2.2%
Arkema S.A.	3,120	298
BNP Paribas S.A.*	8,570	340
Cellectis S.A. ADR*	17,535	312
Cie Generale des Etablissements Michelin S.C.A.	22,167	2,297
Credit Agricole S.A.*	20,150	190
Dassault Aviation S.A.*	290	267
Klepierre S.A.	5,014	100

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
France – 2.2%continued
Peugeot S.A.*	21,948	$356
Safran S.A.*	3,423	342
Schneider Electric S.E.	4,800	532
Thales S.A.	6,055	488
TOTAL S.A.	9,966	380
Vivendi S.A.	17,893	459
		6,361
Germany – 4.1%
adidas A.G.*	1,010	264
Allianz S.E. (Registered)	1,084	221
Bayer A.G. (Registered)	4,030	296
Deutsche Boerse A.G.	30,561	5,524
Deutsche Post A.G. (Registered)*	12,290	448
Fresenius Medical Care A.G. & Co. KGaA*	392	34
Hannover Rueck S.E.	3,360	578
MTU Aero Engines A.G.*	459	79
Rocket Internet S.E.*	14,851	319
RTL Group S.A.*	3,926	126
SAP S.E. ADR	16,003	2,240
TeamViewer A.G.*	5,680	310
Telefonica Deutschland Holding A.G.	539,795	1,592
		12,031
Hong Kong – 1.5%
China Mobile Ltd.	449,000	3,034
China Mobile Ltd. ADR	1,217	41
China Resources Cement Holdings Ltd.	194,000	239
China Unicom Hong Kong Ltd.	392,000	212
CITIC Ltd.	153,000	144
CK Asset Holdings Ltd.	18,000	107
CLP Holdings Ltd.	21,000	206
Hang Seng Bank Ltd.	12,000	203
Kunlun Energy Co. Ltd.	142,000	93
WH Group Ltd.(2)	344,000	295
		4,574
India – 0.1%
Dr. Reddy's Laboratories Ltd. ADR	7,000	371
Indonesia – 0.1%
Bank Mandiri Persero Tbk PT	712,600	247
Bank Negara Indonesia Persero Tbk PT	220,000	71
		318
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Ireland – 1.2%
Allegion PLC	17,400	$1,779
Medtronic PLC	19,600	1,797
		3,576
Israel – 0.4%
Bank Leumi Le-Israel B.M.	60,189	303
Check Point Software Technologies Ltd.*	5,973	642
Israel Discount Bank Ltd., Class A	57,000	174
		1,119
Italy – 0.7%
Enel S.p.A.	60,987	525
Italgas S.p.A.	24,142	140
Snam S.p.A.	277,672	1,351
		2,016
Japan – 8.2%
Advantest Corp.	2,900	165
Asahi Group Holdings Ltd.	13,100	459
Astellas Pharma, Inc.	42,300	704
Bandai Namco Holdings, Inc.	4,800	252
Bridgestone Corp.	35,300	1,136
Brother Industries Ltd.	5,000	90
Central Japan Railway Co.	2,200	341
Daito Trust Construction Co. Ltd.	2,600	239
Daiwa House Industry Co. Ltd.	6,500	153
Fuji Electric Co. Ltd.	10,400	284
Hoya Corp.	12,200	1,168
ITOCHU Corp.	45,000	969
Japan Tobacco, Inc.	61,400	1,139
KDDI Corp.	7,000	210
Marubeni Corp.	56,900	257
McDonald's Holdings Co. Japan Ltd.	4,000	216
Mitsubishi UFJ Financial Group, Inc. ADR	193,300	760
MS&AD Insurance Group Holdings, Inc.	9,800	269
NEC Corp.	12,800	614
Nexon Co. Ltd.	11,400	257
Nintendo Co. Ltd.	9,200	4,094
Nippon Telegraph & Telephone Corp.	89,400	2,081
NTT DOCOMO, Inc.	43,900	1,171
Oji Holdings Corp.	42,000	195
Ono Pharmaceutical Co. Ltd.	6,000	175
ORIX Corp.	24,100	297
Otsuka Corp.	4,900	258

NORTHERN FUNDS QUARTERLY REPORT     21    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Japan – 8.2%continued
Sankyo Co. Ltd.	1,100	$27
Secom Co. Ltd.	5,000	437
Shin-Etsu Chemical Co. Ltd.	3,800	444
Shinsei Bank Ltd.	15,600	188
Shionogi & Co. Ltd.	6,700	419
Sony Corp.	14,100	966
Sony Corp. ADR	30,300	2,095
Subaru Corp.	72,100	1,499
Toho Co. Ltd.	6,300	228
		24,256
Mexico – 0.1%
Grupo Financiero Banorte S.A.B. de C.V., Series O	40,214	139
Wal-Mart de Mexico S.A.B. de C.V.	95,727	229
		368
Netherlands – 1.8%
Koninklijke Ahold Delhaize N.V.	144,743	3,941
NXP Semiconductors N.V.	4,979	568
Royal Dutch Shell PLC, Class B	28,603	433
Wolters Kluwer N.V.	5,590	436
		5,378
Norway – 0.1%
Yara International ASA	8,120	282
Peru – 0.0%
Credicorp Ltd.	939	126
Portugal – 0.0%
Jeronimo Martins SGPS S.A.*	1,608	28
Russia – 0.2%
Evraz PLC	37,869	135
MMC Norilsk Nickel PJSC ADR	11,181	292
Moscow Exchange MICEX-RTS PJSC	47,170	75
		502
Singapore – 0.3%
DBS Group Holdings Ltd.	19,600	293
Genting Singapore Ltd.	379,300	207
Singapore Exchange Ltd.	78,600	472
		972
South Africa – 0.2%
Naspers Ltd., Class N	2,120	387
Old Mutual Ltd.	69,375	48
Sanlam Ltd.	42,699	145
		580
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
South Korea – 1.2%
Hana Financial Group, Inc.	17,100	$389
Hyundai Mobis Co. Ltd.	1,480	236
KB Financial Group, Inc.	3,711	106
KT&G Corp.	15,342	1,003
Kumho Petrochemical Co. Ltd.	2,630	164
LG Innotek Co. Ltd.	3,000	441
Samsung Electronics Co. Ltd.	15,578	691
Shinhan Financial Group Co. Ltd.	15,640	374
Woori Financial Group, Inc.	13,415	99
		3,503
Spain – 0.8%
Aena S.M.E. S.A.(2) *	2,621	349
Endesa S.A.	60,531	1,490
Tecnicas Reunidas S.A.*	37,663	574
		2,413
Sweden – 0.6%
Atlas Copco AB, Class A	7,197	304
Essity AB, Class B*	17,000	549
Lundin Energy AB	10,700	258
Sandvik AB*	17,444	325
Spotify Technology S.A.*	1,800	465
		1,901
Switzerland – 5.2%
Alcon, Inc.*	28,900	1,657
Chubb Ltd.	10,200	1,292
CRISPR Therapeutics A.G.*	19,464	1,430
Nestle S.A. (Registered)	8,512	940
Novartis A.G. (Registered)	11,097	964
Novartis A.G. ADR	18,200	1,590
Partners Group Holding A.G.	219	198
Roche Holding A.G. (Genusschein)	18,521	6,413
Swisscom A.G. (Registered)	1,477	772
		15,256
Taiwan – 0.8%
Catcher Technology Co. Ltd.	24,000	180
Delta Electronics, Inc.	52,000	297
Globalwafers Co. Ltd.	10,000	136
Phison Electronics Corp.	14,000	139
Powertech Technology, Inc.	40,000	145
Realtek Semiconductor Corp.	74,000	748
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	296

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Taiwan – 0.8%continued
Uni-President Enterprises Corp.	114,000	$275
Zhen Ding Technology Holding Ltd.	55,000	239
		2,455
Thailand – 0.2%
Kasikornbank PCL NVDR	152,900	462
Turkey – 0.4%
Eregli Demir ve Celik Fabrikalari T.A.S.*	118,192	148
Turk Telekomunikasyon A.S.*	375,000	444
Turkiye Garanti Bankasi A.S.*	190,000	234
Turkiye Is Bankasi A.S., Class C*	304,938	248
		1,074
United Arab Emirates – 0.0%
Dubai Financial Market PJSC	291,071	66
United Kingdom – 3.8%
3i Group PLC	61,694	636
Anglo American PLC	4,910	114
Barclays PLC	126,000	178
Close Brothers Group PLC	2,068	28
Coca-Cola European Partners PLC	5,140	194
Direct Line Insurance Group PLC	125,000	419
GlaxoSmithKline PLC	192,776	3,906
Linde PLC	4,450	944
M&G PLC	146,000	303
National Grid PLC	22,785	279
Persimmon PLC*	13,590	384
RELX PLC	24,801	574
Rio Tinto Ltd.	10,279	697
Tesco PLC	67,704	191
Unilever N.V.	17,689	938
Unilever N.V. (New York Exchange)	23,015	1,226
Vodafone Group PLC	73,945	118
		11,129
United States – 52.5%
2U, Inc.*	22,866	868
Activision Blizzard, Inc.	7,568	574
Adobe, Inc.*	13,739	5,981
Agilent Technologies, Inc.	5,363	474
Air Lease Corp.	11,418	334
Akamai Technologies, Inc.*	3,163	339
Albemarle Corp.	3,528	272
Alphabet, Inc., Class C*	1,517	2,144
Amazon.com, Inc.*	912	2,516
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
United States – 52.5%continued
American Tower Corp.	6,083	$1,573
Americold Realty Trust	13,589	493
Ameriprise Financial, Inc.	12,200	1,831
AmerisourceBergen Corp.	3,219	324
Amgen, Inc.	10,700	2,524
Amphenol Corp., Class A	9,150	877
ANSYS, Inc.*	12,970	3,784
Apple, Inc.	7,432	2,711
Applied Materials, Inc.	9,765	590
Arrow Electronics, Inc.*	3,378	232
Autodesk, Inc.*	4,348	1,040
Bank of America Corp.	37,400	888
Berkshire Hathaway, Inc., Class B*	12,135	2,166
Bio-Rad Laboratories, Inc., Class A*	1,173	530
Black Knight, Inc.*	6,563	476
BOK Financial Corp.	14,000	790
Boston Properties, Inc.	3,106	281
Cabot Microelectronics Corp.	2,909	406
Cabot Oil & Gas Corp.	96,900	1,665
Capital One Financial Corp.	17,400	1,089
CBRE Group, Inc., Class A*	10,506	475
Charles Schwab (The) Corp.	31,214	1,053
Cimarex Energy Co.	9,316	256
Coca-Cola (The) Co.	39,400	1,760
Comcast Corp., Class A	25,054	977
Commerce Bancshares, Inc.	18,650	1,109
Continental Resources, Inc.	15,714	276
Corteva, Inc.	71,000	1,902
CSX Corp.	7,484	522
Cullen/Frost Bankers, Inc.	10,500	784
Cummins, Inc.	2,231	387
D.R. Horton, Inc.	11,009	610
Danaher Corp.	18,900	3,342
Darden Restaurants, Inc.	5,970	452
DENTSPLY SIRONA, Inc.	8,267	364
Dover Corp.	3,343	323
East West Bancorp, Inc.	26,500	960
Eastman Chemical Co.	3,899	272
Eaton Vance Corp.	5,936	229
Ecolab, Inc.	4,227	841
Editas Medicine, Inc.*	29,751	880
Elanco Animal Health, Inc.*	64,300	1,379
Equity LifeStyle Properties, Inc.	15,100	943
Facebook, Inc., Class A*	5,851	1,329

NORTHERN FUNDS QUARTERLY REPORT     23    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
United States – 52.5%continued
First Republic Bank	17,553	$1,860
Fortive Corp.	19,955	1,350
General Dynamics Corp.	11,461	1,713
Global Payments, Inc.	4,079	692
Honeywell International, Inc.	10,525	1,522
Houlihan Lokey, Inc.	6,386	355
Illumina, Inc.*	2,541	941
Intellia Therapeutics, Inc.*	46,262	972
Intercontinental Exchange, Inc.	7,064	647
Intuit, Inc.	8,530	2,527
Invitae Corp.*	52,058	1,577
Iridium Communications, Inc.*	11,853	302
Johnson & Johnson	13,814	1,943
Johnson Controls International PLC	43,200	1,475
JPMorgan Chase & Co.	17,800	1,674
KeyCorp	21,559	263
Keysight Technologies, Inc.*	5,746	579
Laboratory Corp. of America Holdings*	1,852	308
LendingTree, Inc.*	2,749	796
Lennar Corp., Class A	30,100	1,855
Markel Corp.*	2,030	1,874
Martin Marietta Materials, Inc.	8,200	1,694
Masco Corp.	10,312	518
Mettler-Toledo International, Inc.*	1,260	1,015
Microchip Technology, Inc.	35,033	3,689
Microsoft Corp.	26,771	5,448
Moody's Corp.	6,484	1,781
NanoString Technologies, Inc.*	6,803	200
NIKE, Inc., Class B	12,412	1,217
NVIDIA Corp.	303	115
O'Reilly Automotive, Inc.*	1,791	755
Oshkosh Corp.	23,400	1,676
Packaging Corp. of America	3,016	301
PagerDuty, Inc.*	16,512	473
Parker-Hannifin Corp.	9,700	1,778
PayPal Holdings, Inc.*	16,922	2,948
PepsiCo, Inc.	7,966	1,054
Philip Morris International, Inc.	41,381	2,899
Phillips 66	18,900	1,359
Pinterest, Inc., Class A*	21,466	476
Pioneer Natural Resources Co.	8,000	782
PNC Financial Services Group (The), Inc.	14,100	1,484
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
United States – 52.5%continued
Progressive (The) Corp.	7,030	$563
Proto Labs, Inc.*	8,323	936
Pure Storage, Inc., Class A*	32,455	562
QUALCOMM, Inc.	20,647	1,883
Raymond James Financial, Inc.	5,195	358
Reinsurance Group of America, Inc.	3,370	264
RenaissanceRe Holdings Ltd.	1,905	326
Republic Services, Inc.	7,683	630
Roku, Inc.*	9,974	1,162
Roper Technologies, Inc.	4,313	1,675
RPM International, Inc.	23,400	1,756
salesforce.com, Inc.*	9,011	1,688
SBA Communications Corp.	1,633	487
Scotts Miracle-Gro (The) Co.	2,769	372
Sealed Air Corp.	7,313	240
Sensata Technologies Holding PLC*	9,945	370
Seres Therapeutics, Inc.*	29,720	142
Skyworks Solutions, Inc.	5,558	711
Slack Technologies, Inc., Class A*	15,400	479
Snap-on, Inc.	2,540	352
Splunk, Inc.*	4,344	863
Square, Inc., Class A*	19,784	2,076
Starbucks Corp.	7,177	528
Stericycle, Inc.*	7,799	437
Stifel Financial Corp.	4,851	230
Stratasys Ltd.*	40,799	647
Sun Communities, Inc.	6,802	923
Syneos Health, Inc.*	6,148	358
Synopsys, Inc.*	4,030	786
Sysco Corp.	6,189	338
Teladoc Health, Inc.*	1,109	212
Teleflex, Inc.	5,214	1,898
Teradyne, Inc.	5,145	435
Tesla, Inc.*	1,879	2,029
TJX (The) Cos., Inc.	8,875	449
TransDigm Group, Inc.	1,534	678
Twitter, Inc.*	44,643	1,330
Tyson Foods, Inc., Class A	22,700	1,355
US Bancorp	19,834	730
Visa, Inc., Class A	8,631	1,667
Walgreens Boots Alliance, Inc.	21,500	911
WEC Energy Group, Inc.	5,116	448
Woodward, Inc.	4,551	353
Xilinx, Inc.	11,104	1,093

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
United States – 52.5%continued
Xylem, Inc.	23,800	$1,546
Zillow Group, Inc., Class C*	16,855	971
Zscaler, Inc.*	2,962	324
		154,655
Total Common Stocks
(Cost $259,831)		279,122

PREFERRED STOCKS – 0.1%(1)
Brazil – 0.1%
Petroleo Brasileiro S.A.*	101,000	404
Total Preferred Stocks
(Cost $534)		404

INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(3) (4)	11,055,022	11,055
Total Investment Companies
(Cost $11,055)		11,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.86%, 7/16/20(5) (6)	$525	$525
Total Short-Term Investments
(Cost $525)		525

Total Investments – 98.8%
(Cost $271,945)		291,106
Other Assets less Liabilities – 1.2%		3,675
Net Assets – 100.0%		$294,781

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Euro	345	Australian Dollar	577	8/13/20	$11
JPMorgan Chase	Euro	30	New Zealand Dollar	53	8/13/20	1
JPMorgan Chase	Euro	159	Norwegian Krone	1,764	8/13/20	5
JPMorgan Chase	Euro	590	Swedish Krona	6,279	8/13/20	10
JPMorgan Chase	Japanese Yen	30,918	United States Dollar	291	8/13/20	4
JPMorgan Chase	United States Dollar	2,102	Australian Dollar	3,257	8/13/20	146
JPMorgan Chase	United States Dollar	1,398	Canadian Dollar	1,961	8/13/20	46
JPMorgan Chase	United States Dollar	95	Norwegian Krone	973	8/13/20	6
JPMorgan Chase	United States Dollar	332	Singapore Dollar	471	8/13/20	6
JPMorgan Chase	United States Dollar	213	Swedish Krona	2,098	8/13/20	12
Subtotal Appreciation						247
JPMorgan Chase	Euro	1,571	British Pound	1,380	8/13/20	(55)
JPMorgan Chase	Euro	398	Canadian Dollar	603	8/13/20	(4)
JPMorgan Chase	Euro	150	Israeli Shekel	568	8/13/20	(5)
JPMorgan Chase	Euro	98	Singapore Dollar	150	8/13/20	(3)
JPMorgan Chase	Euro	346	United States Dollar	384	8/13/20	(5)
Subtotal Depreciation						(72)
Total						$175

NORTHERN FUNDS QUARTERLY REPORT     25    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	17	$2,627	Long	09/20	$7
MSCI EAFE Index (United States Dollar)	20	1,778	Long	09/20	(3)
MSCI Emerging Markets Index (United States Dollar)	12	591	Long	09/20	6
Total					$10
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.8%
Consumer Discretionary	8.7
Consumer Staples	7.4
Energy	2.9
Financials	16.0
Health Care	15.0
Industrials	9.8
Information Technology	21.0
Materials	4.5
Real Estate	2.2
Utilities	1.7
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	65.1%
Euro	10.3
Japanese Yen	7.7
All other currencies less than 5%	16.9
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$180	$—	$—	$180
Brazil	1,145	—	—	1,145
Canada	6,019	—	—	6,019
Chile	467	—	—	467
China	6,807	3,184	—	9,991
Colombia	168	—	—	168
France	312	6,049	—	6,361
Germany	2,240	9,791	—	12,031
Hong Kong	41	4,533	—	4,574
India	371	—	—	371
Ireland	3,576	—	—	3,576
Israel	642	477	—	1,119
Japan	2,855	21,401	—	24,256
Mexico	368	—	—	368
Netherlands	568	4,810	—	5,378
Peru	126	—	—	126
Sweden	465	1,436	—	1,901
Switzerland	5,969	9,287	—	15,256
United Kingdom	2,364	8,765	—	11,129
United States	154,655	—	—	154,655
All Other Countries(1)	—	20,051	—	20,051
Total Common Stocks	189,338	89,784	—	279,122
Preferred Stocks(1)	404	—	—	404
Investment Companies	11,055	—	—	11,055
Short-Term Investments	—	525	—	525
Total Investments	$200,797	$90,309	$—	$291,106
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$247	$—	$247

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Futures Contracts	$13	$—	$—	$13
Liabilities
Forward Foreign Currency Exchange Contracts	—	(72)	—	(72)
Futures Contracts	(3)	—	—	(3)
Total Other Financial Instruments	$10	$175	$—	$185

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,878	$10,527	$9,350	$1,717	$11,055	11,055,022
NORTHERN FUNDS QUARTERLY REPORT     27    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Bermuda – 0.0%
Digicel Group 0.5 Ltd.,
7.00%, 7/23/20 (2) (3) (4)	$76	$5
Total Convertible Bonds
(Cost $6)		5

CORPORATE BONDS – 0.3%
United States – 0.3%
CEDC Finance Corp. International, Inc.,
10.00%, 12/31/22 (2)	85	61
JPMorgan Chase Bank N.A.,
8/17/32 (5)	4,849,000	345
		406
Total Corporate Bonds
(Cost $433)		406

FOREIGN ISSUER BONDS – 94.9%
Angola – 1.4%
Angolan Government International Bond,
9.50%, 11/12/25	650	588
8.25%, 5/9/28	200	166
8.00%, 11/26/29	200	165
9.38%, 5/8/48	1,205	985
9.13%, 11/26/49	271	221
		2,125
Argentina – 2.8%
Argentina Treasury Bill,
0.00%, 7/29/20 (ARS)(6)	1,422	32
0.00%, 10/29/20 (ARS)(6)	7,399	154
Argentine Republic Government International Bond,
6.88%, 4/22/21 (7)	900	374
5.63%, 1/26/22 (7)	478	197
4.63%, 1/11/23 (7)	563	234
7.50%, 4/22/26 (7)	705	283
6.88%, 1/26/27 (7)	103	41
5.88%, 1/11/28 (7)	527	209
6.63%, 7/6/28 (7)	520	205
8.28%, 12/31/33 (7)	259	115
3.75%, 12/31/38 (7)	435	170
7.63%, 4/22/46 (7)	1,200	464
6.88%, 1/11/48 (7)	900	348
7.13%, 6/28/17 (7) (8)	242	93
Autonomous City of Buenos Aires Argentina,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Argentina – 2.8%continued
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 32.84%, 3/29/24 (ARS)(9)	$3,021	$37
Bonos del Tesoro Nacional en Pesos Badlar,
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 31.59%, 4/3/22 (ARS)(9)	5,194	62
Pampa Energia S.A.,
7.38%, 7/21/23	300	255
Provincia de Buenos Aires,
6.50%, 2/15/23	450	187
28.19%, 4/12/25 (ARS)	4,138	50
YPF S.A.,
8.75%, 4/4/24	882	710
		4,220
Azerbaijan – 1.2%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	700	747
3.50%, 9/1/32	612	600
Southern Gas Corridor CJSC,
6.88%, 3/24/26	200	230
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30	200	237
		1,814
Bahamas – 0.2%
Bahamas Government International Bond,
6.00%, 11/21/28	343	300
Bahrain – 0.6%
Bahrain Government International Bond,
6.13%, 7/5/22	400	418
7.50%, 9/20/47	200	224
Oil and Gas Holding (The) Co. BSCC,
8.38%, 11/7/28	200	221
		863
Belarus – 0.6%
Republic of Belarus International Bond,
6.88%, 2/28/23	240	241
6.20%, 2/28/30	200	192
Republic of Belarus Ministry of Finance,
5.88%, 2/24/26	497	483
		916
Bermuda – 0.4%
Digicel Group 0.5 Ltd.,

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Bermuda – 0.4%continued
10.00%, 4/1/24 (4)	$710	$490
8.00%, 4/1/25 (2) (4)	252	63
		553
Brazil – 6.6%
Banco do Brasil S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), 6.25%, 4/15/24 (3) (10)	400	349
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%), 9.00%, 6/18/24 (3) (10)	200	206
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/23 (BRL)	8,000	1,672
10.00%, 1/1/25 (BRL)	5,998	1,292
10.00%, 1/1/27 (BRL)	7,308	1,594
10.00%, 1/1/29 (BRL)	6,036	1,333
10.00%, 1/1/31 (BRL)	406	91
Brazilian Government International Bond,
8.25%, 1/20/34	118	153
7.13%, 1/20/37	153	184
5.63%, 1/7/41	100	104
5.00%, 1/27/45	450	432
4.75%, 1/14/50	200	189
CSN Islands XI Corp.,
6.75%, 1/28/28	200	171
CSN Resources S.A.,
7.63%, 2/13/23	230	214
Oi S.A.,
10.00%, 7/27/25 (4)	1,710	1,423
Samarco Mineracao S.A.,
4.13%, 11/1/22 (7)	400	206
5.75%, 10/24/23 (7)	600	309
5.38%, 9/26/24 (7)	300	154
		10,076
Canada – 0.6%
First Quantum Minerals Ltd.,
7.25%, 4/1/23	200	191
6.50%, 3/1/24	200	189
7.50%, 4/1/25	290	277
6.88%, 3/1/26	290	275
		932
Cayman Islands – 0.1%
Fantasia Holdings Group Co. Ltd.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Cayman Islands – 0.1%continued
10.88%, 1/9/23	$200	$203
Chile – 1.9%
Bonos de la Tesoreria de la Republica,
1.90%, 9/1/30 (CLP)	1	21
2.00%, 3/1/35 (CLP)	3	135
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26 (CLP)	445,000	635
4.70%, 9/1/30 (CLP)	85,000	125
5.00%, 3/1/35 (CLP)	520,000	801
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43	200	259
4.88%, 11/4/44	200	239
4.50%, 8/1/47	200	229
4.38%, 2/5/49	220	251
Empresa Nacional del Petroleo,
4.50%, 9/14/47	200	210
		2,905
China – 2.2%
China Evergrande Group,
11.50%, 1/22/23	200	189
7.50%, 6/28/23	370	312
10.50%, 4/11/24	450	392
8.75%, 6/28/25	400	322
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22	215	213
11.50%, 1/30/23	200	205
10.88%, 7/23/23	200	200
9.38%, 6/30/24	465	427
Scenery Journey Ltd.,
11.50%, 10/24/22	320	305
12.00%, 10/24/23	400	375
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20	200	202
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	200	257
		3,399
Colombia – 3.4%
Colombia Government International Bond,
8.13%, 5/21/24	213	256
3.88%, 4/25/27	200	210
7.38%, 9/18/37	100	137

NORTHERN FUNDS QUARTERLY REPORT     29    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Colombia – 3.4%continued
6.13%, 1/18/41	$165	$206
5.63%, 2/26/44	200	240
5.00%, 6/15/45	650	736
Colombian TES,
10.00%, 7/24/24 (COP)	3,172,300	1,040
6.25%, 11/26/25 (COP)	182,800	53
7.50%, 8/26/26 (COP)	1,061,300	322
5.75%, 11/3/27 (COP)	189,000	51
6.00%, 4/28/28 (COP)	6,223,200	1,686
7.00%, 6/30/32 (COP)	64,900	18
7.25%, 10/18/34 (COP)	346,200	96
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27 (COP)	693,000	193
		5,244
Costa Rica – 1.4%
Banco Nacional de Costa Rica,
6.25%, 11/1/23	200	196
Costa Rica Government International Bond,
5.52%, 11/10/21	700	687
5.75%, 11/20/24	450	431
6.44%, 11/21/29	480	422
5.63%, 4/30/43	600	448
		2,184
Croatia – 1.1%
Croatia Government International Bond,
6.63%, 7/14/20	300	301
6.38%, 3/24/21	200	207
5.50%, 4/4/23	200	221
6.00%, 1/26/24	900	1,032
		1,761
Czech Republic – 1.4%
Czech Republic Government Bond,
0.45%, 10/25/23 (CZK)	11,000	466
2.40%, 9/17/25 (CZK)	7,100	328
0.95%, 5/15/30 (CZK)	23,270	995
2.00%, 10/13/33 (CZK)	7,510	360
4.20%, 12/4/36 (CZK)	390	24
		2,173
Dominican Republic – 2.2%
Dominican Republic International Bond,
7.50%, 5/6/21	40	41
6.60%, 1/28/24	100	105
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Dominican Republic – 2.2%continued
5.88%, 4/18/24	$200	$205
5.50%, 1/27/25	550	556
6.88%, 1/29/26	230	241
9.75%, 6/5/26 (DOP)	32,700	496
5.95%, 1/25/27	200	201
7.45%, 4/30/44	190	195
6.85%, 1/27/45	800	765
6.50%, 2/15/48	350	323
6.40%, 6/5/49	200	183
		3,311
Ecuador – 2.0%
Ecuador Government International Bond,
10.75%, 3/28/22 (7)	640	310
8.75%, 6/2/23 (7)	200	91
7.95%, 6/20/24 (7)	1,018	499
7.88%, 3/27/25 (7)	650	289
9.65%, 12/13/26 (7)	1,050	452
9.63%, 6/2/27 (7)	450	192
8.88%, 10/23/27 (7)	755	317
7.78%, 1/23/28 (7)	578	237
10.65%, 1/31/29 (7)	814	335
9.50%, 3/27/30 (7)	641	272
		2,994
Egypt – 1.7%
Egypt Government International Bond,
7.50%, 1/31/27	200	210
6.59%, 2/21/28	200	198
7.60%, 3/1/29	200	205
7.05%, 1/15/32	229	218
7.63%, 5/29/32 (2)	200	195
6.88%, 4/30/40	467	420
8.50%, 1/31/47	600	589
7.90%, 2/21/48	430	399
8.88%, 5/29/50 (2)	200	197
		2,631
El Salvador – 0.6%
El Salvador Government International Bond,
5.88%, 1/30/25	67	59
6.38%, 1/18/27	183	157
8.63%, 2/28/29	453	433
8.25%, 4/10/32	131	119

MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
El Salvador – 0.6%continued
7.65%, 6/15/35	$80	$69
7.63%, 2/1/41	150	127
		964
Gabon – 0.2%
Gabon Government International Bond,
6.38%, 12/12/24	200	191
6.63%, 2/6/31	200	179
		370
Georgia – 0.1%
Georgia Government International Bond,
6.88%, 4/12/21	200	205
Ghana – 0.6%
Ghana Government International Bond,
7.63%, 5/16/29	200	189
10.75%, 10/14/30	200	241
8.13%, 3/26/32	200	189
7.88%, 2/11/35	400	364
		983
Guatemala – 1.0%
Guatemala Government Bond,
4.88%, 2/13/28	275	293
4.90%, 6/1/30	400	427
5.38%, 4/24/32	575	635
6.13%, 6/1/50	200	231
		1,586
Honduras – 0.3%
Honduras Government International Bond,
6.25%, 1/19/27	300	319
5.63%, 6/24/30	150	153
		472
Hungary – 2.3%
Hungary Government Bond,
2.50%, 10/24/24 (HUF)	115,000	386
3.00%, 10/27/27 (HUF)	121,770	422
6.75%, 10/22/28 (HUF)	21,730	95
3.00%, 8/21/30 (HUF)	90,490	310
Hungary Government International Bond,
5.75%, 11/22/23	792	900
5.38%, 3/25/24	1,206	1,368
7.63%, 3/29/41	38	63
		3,544
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
India – 0.1%
Export-Import Bank of India,
4.00%, 1/14/23	$200	$209
Indonesia – 8.9%
Indonesia Asahan Aluminium Persero PT,
5.71%, 11/15/23	200	216
5.45%, 5/15/30 (2)	200	223
Indonesia Government International Bond,
4.75%, 2/11/29	500	579
8.50%, 10/12/35	200	311
6.63%, 2/17/37	750	1,025
7.75%, 1/17/38	200	301
5.25%, 1/17/42	870	1,077
5.13%, 1/15/45	750	918
5.25%, 1/8/47	200	250
Indonesia Treasury Bond,
6.50%, 6/15/25 (IDR)	1,793,000	125
8.38%, 9/15/26 (IDR)	10,349,000	783
7.00%, 5/15/27 (IDR)	4,557,000	320
6.13%, 5/15/28 (IDR)	2,899,000	191
9.00%, 3/15/29 (IDR)	7,246,000	563
8.25%, 5/15/29 (IDR)	2,589,000	194
10.50%, 8/15/30 (IDR)	2,813,000	240
7.00%, 9/15/30 (IDR)	6,000,000	414
7.75%, 4/15/31 (IDR)	1,177,000	84
8.75%, 5/15/31 (IDR)	11,890,000	907
9.50%, 7/15/31 (IDR)	17,912,000	1,429
6.63%, 5/15/33 (IDR)	1,545,000	99
8.38%, 3/15/34 (IDR)	2,595,000	192
7.50%, 6/15/35 (IDR)	2,274,000	158
8.25%, 5/15/36 (IDR)	23,536,000	1,716
7.50%, 5/15/38 (IDR)	635,000	44
8.38%, 4/15/39 (IDR)	1,310,000	97
Perusahaan Penerbit SBSN Indonesia III,
4.55%, 3/29/26	200	221
4.40%, 3/1/28	450	500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
5.50%, 11/22/21	200	209
6.15%, 5/21/48	200	249
		13,635
Ireland – 0.1%
SCF Capital Designated Activity Co.,
5.38%, 6/16/23	200	215

NORTHERN FUNDS QUARTERLY REPORT     31    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Ivory Coast – 0.7%
Ivory Coast Government International Bond,
5.88%, 10/17/31 (EUR)	$119	$126
5.75%, 12/31/32	195	193
6.13%, 6/15/33	540	540
6.88%, 10/17/40 (EUR)	225	237
		1,096
Jamaica – 0.2%
Jamaica Government International Bond,
7.88%, 7/28/45	200	244
Kazakhstan – 0.5%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	200	208
Kazakhstan Government International Bond,
6.50%, 7/21/45	200	297
KazMunayGas National Co. JSC,
5.38%, 4/24/30	200	227
		732
Kenya – 0.3%
Kenya Government International Bond,
6.88%, 6/24/24	239	243
8.00%, 5/22/32	200	198
		441
Lebanon – 0.4%
Lebanon Government International Bond,
6.38%, 3/9/20 (7)	267	53
5.80%, 4/14/20 (7)	188	37
6.15%, 6/19/20 (7)	326	64
8.25%, 4/12/21 (7)	593	114
6.10%, 10/4/22 (7)	795	150
6.00%, 1/27/23 (7)	231	42
6.60%, 11/27/26 (7)	97	18
6.85%, 3/23/27 (7)	212	38
6.75%, 11/29/27 (7)	116	21
6.65%, 2/26/30 (7)	254	45
7.00%, 3/23/32 (7)	143	26
7.05%, 11/2/35 (7)	11	2
7.25%, 3/23/37 (7)	349	66
		676
Malaysia – 1.8%
Malaysia Government Bond,
3.88%, 3/10/22 (MYR)	2,157	518
3.80%, 9/30/22 (MYR)	1,821	440
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Malaysia – 1.8%continued
3.73%, 6/15/28 (MYR)	$2,400	$593
3.89%, 8/15/29 (MYR)	720	181
4.50%, 4/15/30 (MYR)	711	186
4.64%, 11/7/33 (MYR)	361	96
3.83%, 7/5/34 (MYR)	2,025	499
4.92%, 7/6/48 (MYR)	140	37
Petronas Capital Ltd.,
4.55%, 4/21/50 (2)	200	253
		2,803
Mexico – 6.6%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 6.75%, 9/27/24 (3) (10)	200	189
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 6/27/29 (3) (10)	200	188
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	2,060	85
5.75%, 2/14/42	200	212
Mexican Bonos,
10.00%, 12/5/24 (MXN)	5,000	262
7.50%, 6/3/27 (MXN)	23,120	1,121
8.50%, 5/31/29 (MXN)	27,904	1,438
7.75%, 5/29/31 (MXN)	8,650	426
7.75%, 11/23/34 (MXN)	5,110	253
10.00%, 11/20/36 (MXN)	11,600	682
8.50%, 11/18/38 (MXN)	23,210	1,199
7.75%, 11/13/42 (MXN)	9,500	452
8.00%, 11/7/47 (MXN)	7,020	343
Mexico Government International Bond,
4.13%, 1/21/26	200	216
4.15%, 3/28/27	200	215
4.75%, 4/27/32	200	220
6.05%, 1/11/40	60	73
4.75%, 3/8/44	314	333
5.55%, 1/21/45	114	134
5.75%, 10/12/10 (11)	624	693
Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)	3,090	114
6.75%, 9/21/47	550	423
6.35%, 2/12/48	160	119

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Mexico – 6.6%continued
7.69%, 1/23/50	$298	$249
6.95%, 1/28/60	637	490
		10,129
Mongolia – 0.3%
Development Bank of Mongolia LLC,
7.25%, 10/23/23	200	192
Mongolia Government International Bond,
5.63%, 5/1/23	200	200
Mongolian Mining Corp.,
2.34%, 10/1/20 (3) (4)	60	31
		423
Morocco – 0.1%
Morocco Government International Bond,
4.25%, 12/11/22	210	222
Mozambique – 0.1%
Mozambique International Bond,
5.00%, 9/15/31	200	171
Netherlands – 0.4%
Metinvest B.V.,
7.75%, 4/23/23	400	398
8.50%, 4/23/26	200	197
		595
Nigeria – 0.2%
Nigeria Government International Bond,
6.50%, 11/28/27	200	191
7.63%, 11/28/47	200	179
		370
Oman – 0.8%
Oman Government International Bond,
6.50%, 3/8/47	674	586
6.75%, 1/17/48	711	618
		1,204
Pakistan – 0.6%
Pakistan Government International Bond,
8.25%, 4/15/24	200	209
8.25%, 9/30/25	200	209
6.88%, 12/5/27	281	278
Third Pakistan International Sukuk (The) Co. Ltd.,
5.63%, 12/5/22	200	196
		892
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Panama – 1.7%
Panama Government International Bond,
7.13%, 1/29/26	$100	$127
8.88%, 9/30/27	574	815
9.38%, 4/1/29	73	111
3.16%, 1/23/30	294	316
6.70%, 1/26/36	138	199
4.50%, 4/16/50	500	611
4.30%, 4/29/53	200	238
3.87%, 7/23/60	210	238
		2,655
Papua New Guinea – 0.1%
Papua New Guinea Government International Bond,
8.38%, 10/4/28	200	192
Paraguay – 1.3%
Paraguay Government International Bond,
4.63%, 1/25/23	200	210
5.00%, 4/15/26	200	221
4.95%, 4/28/31	399	445
5.60%, 3/13/48	400	467
5.40%, 3/30/50	500	579
		1,922
Peru – 2.3%
Banco de Credito del Peru,
4.85%, 10/30/20 (PEN)	51	15
Fondo MIVIVIENDA S.A.,
7.00%, 2/14/24 (PEN)	279	87
Peru Government Bond,
6.15%, 8/12/32 (PEN)	3,927	1,269
5.40%, 8/12/34 (PEN)	565	168
5.35%, 8/12/40 (PEN)	1,675	476
Peruvian Government International Bond,
7.35%, 7/21/25	218	277
6.95%, 8/12/31 (PEN)	700	241
8.75%, 11/21/33	260	434
6.90%, 8/12/37 (PEN)	231	78
5.63%, 11/18/50	353	557
		3,602
Philippines – 0.8%
Philippine Government International Bond,
10.63%, 3/16/25	78	109
9.50%, 2/2/30	302	491

NORTHERN FUNDS QUARTERLY REPORT     33    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Philippines – 0.8%continued
7.75%, 1/14/31	$200	$299
6.38%, 10/23/34	100	144
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	100	122
		1,165
Poland – 2.4%
Republic of Poland Government Bond,
5.25%, 10/25/20 (PLN)	625	161
1.75%, 7/25/21 (PLN)	2,900	747
2.50%, 1/25/23 (PLN)	2,850	763
2.50%, 7/25/26 (PLN)	900	248
2.50%, 7/25/27 (PLN)	3,000	828
2.75%, 4/25/28 (PLN)	768	216
2.75%, 10/25/29 (PLN)	2,364	673
		3,636
Qatar – 2.4%
Qatar Government International Bond,
3.25%, 6/2/26	200	217
4.50%, 4/23/28	268	317
3.75%, 4/16/30	596	680
5.10%, 4/23/48	1,000	1,363
4.82%, 3/14/49	822	1,084
		3,661
Romania – 1.4%
Romania Government Bond,
5.80%, 7/26/27 (RON)	3,320	870
3.65%, 9/24/31 (RON)	1,235	273
Romanian Government International Bond,
6.75%, 2/7/22	120	129
4.38%, 8/22/23	236	251
3.62%, 5/26/30 (EUR)(2)	67	81
6.13%, 1/22/44	24	32
5.13%, 6/15/48	300	356
3.38%, 1/28/50 (EUR)	181	198
		2,190
Russia – 5.5%
Russian Federal Bond - OFZ,
7.40%, 12/7/22 (RUB)	4,455	67
7.00%, 8/16/23 (RUB)	34,351	515
7.40%, 7/17/24 (RUB)	8,327	127
7.75%, 9/16/26 (RUB)	47,363	751
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Russia – 5.5%continued
7.95%, 10/7/26 (RUB)	$29,664	$474
8.15%, 2/3/27 (RUB)	39,008	632
7.05%, 1/19/28 (RUB)	16,507	253
6.90%, 5/23/29 (RUB)	37,529	571
7.65%, 4/10/30 (RUB)	102,548	1,634
8.50%, 9/17/31 (RUB)	18,853	320
7.70%, 3/23/33 (RUB)	50,999	821
7.25%, 5/10/34 (RUB)	5,593	87
7.70%, 3/16/39 (RUB)	22,000	362
Russian Foreign Bond - Eurobond,
4.38%, 3/21/29	200	228
5.10%, 3/28/35	600	743
5.25%, 6/23/47	600	794
		8,379
Saudi Arabia – 0.6%
Saudi Government International Bond,
5.00%, 4/17/49	200	248
5.25%, 1/16/50	400	516
3.75%, 1/21/55	200	204
		968
South Africa – 3.5%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	200	186
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	1,369	90
8.00%, 1/31/30 (ZAR)	13,329	711
7.00%, 2/28/31 (ZAR)	723	34
8.25%, 3/31/32 (ZAR)	6,168	310
8.88%, 2/28/35 (ZAR)	3,485	173
6.25%, 3/31/36 (ZAR)	8,559	328
8.50%, 1/31/37 (ZAR)	19,327	902
6.50%, 2/28/41 (ZAR)	1,752	64
8.75%, 1/31/44 (ZAR)	5,509	251
8.75%, 2/28/48 (ZAR)	31,436	1,429
Republic of South Africa Government International Bond,
4.30%, 10/12/28	340	315
5.00%, 10/12/46	200	164
5.65%, 9/27/47	200	174
5.75%, 9/30/49	200	173
		5,304
Sri Lanka – 0.5%
Sri Lanka Government International Bond,

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Sri Lanka – 0.5%continued
6.20%, 5/11/27	$200	$129
6.75%, 4/18/28	471	305
7.85%, 3/14/29	200	130
7.55%, 3/28/30	200	130
		694
Supranational – 0.1%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
8.75%, 5/25/24 (2)	91	89
13.00%, 12/31/25 (2) (4)	12	10
8.00%, 12/31/26 (2)	65	39
		138
Suriname – 0.1%
Suriname Government International Bond,
9.25%, 10/26/26	200	87
Tajikistan – 0.1%
Republic of Tajikistan International Bond,
7.13%, 9/14/27	230	191
Thailand – 2.3%
Thailand Government Bond,
2.40%, 12/17/23 (THB)	17,000	584
2.88%, 12/17/28 (THB)	2,733	101
3.78%, 6/25/32 (THB)	21,925	886
3.40%, 6/17/36 (THB)	10,381	421
3.30%, 6/17/38 (THB)	36,103	1,455
2.88%, 6/17/46 (THB)	243	9
3.60%, 6/17/67 (THB)	2,480	107
		3,563
Tunisia – 0.1%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25	220	205
Turkey – 2.7%
Turkey Government Bond,
10.60%, 2/11/26 (TRY)	220	32
11.00%, 2/24/27 (TRY)	2,574	368
10.50%, 8/11/27 (TRY)	316	44
12.40%, 3/8/28 (TRY)	2,500	382
Turkey Government International Bond,
5.63%, 3/30/21	100	102
5.75%, 3/22/24	200	198
6.35%, 8/10/24	200	202
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Turkey – 2.7%continued
5.60%, 11/14/24	$230	$226
7.38%, 2/5/25	168	177
4.25%, 3/13/25	223	207
4.88%, 10/9/26	300	278
6.00%, 3/25/27	200	195
5.13%, 2/17/28	300	276
6.13%, 10/24/28	200	194
5.25%, 3/13/30	300	268
6.88%, 3/17/36	71	69
4.88%, 4/16/43	545	420
5.75%, 5/11/47	535	436
		4,074
Ukraine – 3.2%
Ukraine Government International Bond,
16.00%, 8/11/21 (UAH)(2)	460	18
17.25%, 1/5/22 (UAH)(2)	274	11
17.00%, 5/11/22 (UAH)(2)	442	18
7.75%, 9/1/23	695	731
7.75%, 9/1/24	100	105
15.84%, 2/26/25 (UAH)	15,200	664
15.84%, 2/26/25 (UAH)(2)	1,835	80
7.75%, 9/1/25	465	487
7.75%, 9/1/26	200	209
7.75%, 9/1/27	100	104
9.75%, 11/1/28	970	1,108
7.38%, 9/25/32	1,357	1,368
		4,903
United Arab Emirates – 0.6%
Abu Dhabi Government International Bond,
2.50%, 9/30/29	200	210
3.13%, 9/30/49	400	417
Emirate of Dubai Government International Bonds,
5.25%, 1/30/43	200	224
		851
United Kingdom – 0.2%
DTEK Finance PLC,
10.75%, 12/31/24 (4) (7)	278	165
Ukreximbank Via Biz Finance PLC,
9.75%, 1/22/25	200	203
		368

NORTHERN FUNDS QUARTERLY REPORT     35    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Uruguay – 2.7%
Uruguay Government International Bond,
9.88%, 6/20/22 (UYU)	$1,813	$43
8.50%, 3/15/28 (UYU)	3,171	68
4.38%, 12/15/28 (UYU)	601	30
7.88%, 1/15/33	141	213
7.63%, 3/21/36	109	165
7/2/40 (UYU)(5)	38,782	923
4.13%, 11/20/45	104	120
5.10%, 6/18/50	391	505
4.98%, 4/20/55	1,415	1,813
Uruguay Monetary Regulation Bill,
0.00%, 3/19/21 (UYU)(6) (12)	658	15
0.00%, 5/7/21 (UYU)(6)	1,390	30
0.00%, 6/18/21 (UYU)(6) (12)	2,423	53
Uruguay Monetary Regulation Bills,
0.00%, 12/18/20 (UYU)(6)	144	3
0.00%, 2/5/21 (UYU)(6)	361	8
0.00%, 2/19/21 (UYU)(6)	545	12
0.00%, 3/10/21 (UYU)(6)	1,100	24
0.00%, 6/9/21 (UYU)(6)	1,218	26
0.00%, 12/8/21 (UYU)(6)	1,043	21
		4,072
Uzbekistan – 0.5%
Republic of Uzbekistan Bond,
4.75%, 2/20/24	511	540
5.38%, 2/20/29	200	219
		759
Venezuela – 0.2%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20	1,480	133
9.00%, 11/17/21 (7)	172	4
12.75%, 2/17/22 (7)	92	2
5.38%, 4/12/27 (7)	77	2
9.75%, 5/17/35 (7)	222	6
Venezuela Government International Bond,
7.75%, 10/13/19 (7)	72	4
12.75%, 8/23/22 (7)	151	9
9.00%, 5/7/23 (7)	62	4
8.25%, 10/13/24 (7)	141	8
11.75%, 10/21/26 (7)	632	36
9.25%, 9/15/27 (7)	186	11
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.9% continued
Venezuela – 0.2%continued
9.25%, 5/7/28 (7)	$102	$6
11.95%, 8/5/31 (7)	1,045	60
		285
Vietnam – 0.1%
Vietnam Government International Bond,
4.80%, 11/19/24	200	218
Zambia – 0.5%
Zambia Government International Bond,
5.38%, 9/20/22	1,050	561
8.97%, 7/30/27	400	212
		773
Total Foreign Issuer Bonds
(Cost $155,980)		145,640

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(13) (14)	8,759,206	$8,759
Total Investment Companies
(Cost $8,759)		8,759

Total Investments – 100.9%
(Cost $165,178)		154,810
Liabilities less Other Assets – (0.9%)		(1,348)
Net Assets – 100.0%		$153,462

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(6)	Zero coupon bond.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Century bond maturing in 2117
(9)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(10)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(11)	Century bond maturing in 2110.
(12)	Level 3 asset.

MULTI-MANAGER FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

5Y – 5 Year

CETIP – Central of Custody and Financial Settlement of Securities

CFETS – China Foreign Exchange Trade System

CMT – Constant Maturity

PLC – Public Limited Company

S&P – Standard & Poor's

SBSN – Surat Berharga Syariah Negara

TIIE – The Equilibrium Interbank Interest Rate

USD – United States Dollar

ARS - Argentine Peso

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

ZAR - South African Rand
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	South African Rand	1,797	United States Dollar	107	7/31/20	$4
Barclays	United States Dollar	291	Hungarian Forint	92,543	7/31/20	3
BNP	Peruvian Nuevo Sol	154	United States Dollar	45	7/31/20	2
BNP	Romanian Leu	564	United States Dollar	131	7/31/20	1
BNP	South African Rand	1,893	United States Dollar	109	8/31/20	—*
BNP	United States Dollar	99	Czech Koruna	2,444	7/31/20	4
BNP	United States Dollar	287	Hungarian Forint	91,313	8/31/20	2
BNP	United States Dollar	1,247	Mexican Peso	30,976	7/31/20	94
BNP	United States Dollar	1,056	Polish Zloty	4,359	7/31/20	46
BNP	United States Dollar	385	Polish Zloty	1,528	11/30/20	2
BNP	United States Dollar	501	Romanian Leu	2,227	7/31/20	16
Citibank	Brazilian Real	2,723	United States Dollar	515	7/2/20	14
Citibank	Brazilian Real	543	United States Dollar	100	8/4/20	—*
Citibank	United States Dollar	189	Korean Won	228,142	8/31/20	1
Citibank	United States Dollar	176	Thai Baht	5,693	7/31/20	9
JPMorgan Chase	Euro	460	United States Dollar	520	7/15/20	3
JPMorgan Chase	Indonesian Rupiah	4,038,000	United States Dollar	282	7/30/20	5
JPMorgan Chase	United States Dollar	115	Peruvian Nuevo Sol	408	7/31/20	—*
JPMorgan Chase	United States Dollar	75	Polish Zloty	299	7/31/20	—*
JPMorgan Chase	United States Dollar	471	Thai Baht	15,126	7/31/20	18
Merrill Lynch	Brazilian Real	3,214	United States Dollar	606	7/2/20	15
Merrill Lynch	Euro	20	United States Dollar	23	7/15/20	—*
Merrill Lynch	Mexican Peso	1,955	United States Dollar	85	7/31/20	1
Merrill Lynch	South African Rand	2,881	United States Dollar	170	7/31/20	5
Merrill Lynch	United States Dollar	41	Chilean Peso	35,040	7/31/20	2
Merrill Lynch	United States Dollar	58	Philippine Peso	2,909	9/30/20	—*
Merrill Lynch	United States Dollar	336	Russian Ruble	24,392	7/31/20	5
Morgan Stanley	United States Dollar	696	Chinese Offshore Yuan	4,948	7/31/20	2
Morgan Stanley	United States Dollar	58	Thai Baht	1,795	8/31/20	—*
Santander	Brazilian Real	2,168	United States Dollar	430	7/2/20	31
Santander	United States Dollar	221	Brazilian Real	1,215	8/4/20	2
Standard Chartered Bank	Euro	10	United States Dollar	11	7/15/20	—*
Standard Chartered Bank	Malaysian Ringgit	110	United States Dollar	26	9/30/20	—*
Standard Chartered Bank	Russian Ruble	4,821	United States Dollar	69	7/31/20	2
Standard Chartered Bank	South African Rand	735	United States Dollar	42	7/31/20	—*
Subtotal Appreciation						289
Barclays	Turkish Lira	290	United States Dollar	41	8/31/20	(1)
Barclays	United States Dollar	310	Brazilian Real	1,563	7/2/20	(23)
Barclays	United States Dollar	38	Indonesian Rupiah	544,000	7/30/20	(1)
Barclays	United States Dollar	483	Mexican Peso	10,809	7/31/20	(15)

NORTHERN FUNDS QUARTERLY REPORT     37    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	United States Dollar	370	Russian Ruble	25,834	8/31/20	$(9)
BNP	Colombian Peso	2,451,697	United States Dollar	606	7/31/20	(45)
BNP	Mexican Peso	3,031	United States Dollar	120	7/31/20	(11)
BNP	Turkish Lira	247	United States Dollar	35	8/31/20	—*
BNP	United States Dollar	191	Korean Won	227,884	8/31/20	(1)
Citibank	Polish Zloty	399	United States Dollar	100	7/31/20	(1)
Citibank	Thai Baht	618	United States Dollar	20	7/31/20	—*
Citibank	United States Dollar	514	Brazilian Real	2,723	8/4/20	(14)
JPMorgan Chase	Turkish Lira	1,486	United States Dollar	211	8/31/20	(2)
JPMorgan Chase	United States Dollar	661	Brazilian Real	3,250	7/2/20	(64)
JPMorgan Chase	United States Dollar	1,019	Colombian Peso	3,825,739	7/31/20	(3)
JPMorgan Chase	United States Dollar	366	Czech Koruna	8,596	8/31/20	(4)
JPMorgan Chase	United States Dollar	111	Indonesian Rupiah	1,601,137	7/30/20	(1)
Merrill Lynch	Indonesian Rupiah	1,835,000	United States Dollar	123	7/30/20	(3)
Merrill Lynch	Ukraine Hryvnia	491	United States Dollar	18	8/14/20	—*
Merrill Lynch	United States Dollar	28	Indonesian Rupiah	400,027	7/30/20	(1)
Merrill Lynch	United States Dollar	305	Mexican Peso	6,927	7/31/20	(5)
Merrill Lynch	United States Dollar	121	Thai Baht	3,721	7/31/20	—*
Morgan Stanley	United States Dollar	126	Colombian Peso	470,769	7/31/20	(1)
Morgan Stanley	United States Dollar	209	Korean Won	250,079	8/31/20	(1)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	United States Dollar	82	Mexican Peso	1,867	7/31/20	$(1)
Morgan Stanley	United States Dollar	92	Polish Zloty	360	7/31/20	(1)
Morgan Stanley	United States Dollar	36	South African Rand	619	7/31/20	—*
Morgan Stanley	United States Dollar	203	Turkish Lira	1,412	8/31/20	—*
Santander	Mexican Peso	4,029	United States Dollar	165	7/31/20	(10)
Santander	United States Dollar	394	Brazilian Real	2,037	7/2/20	(19)
Santander	United States Dollar	240	Colombian Peso	892,656	7/31/20	(3)
Standard Chartered Bank	Korean Won	58,031	United States Dollar	48	8/31/20	—*
Standard Chartered Bank	South African Rand	2,028	United States Dollar	116	8/31/20	—*
Standard Chartered Bank	South African Rand	3,205	United States Dollar	183	9/30/20	—*
Standard Chartered Bank	United States Dollar	243	Brazilian Real	1,255	7/2/20	(12)
Standard Chartered Bank	United States Dollar	393	Korean Won	471,053	8/31/20	—*
Subtotal Depreciation						(252)
Total						$37

*	Amount rounds to less than one thousand.

As of June 30, 2020, the Fund had the following bilateral interest rate swap agreements outstanding:
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94%(1)	2,500,000	MYR	4/20/22	$21	$—	$21
Total								$21

(1)	Payment frequency is quarterly.
As of June 30, 2020, the Fund had the following centrally cleared interest rate swap agreements outstanding:
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	5.50%(1)	11,800,000	MXN	6/11/25	$15	$—	$15
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	5.99%(1)	8,490,000	MXN	6/5/30	9	—	9
CFETS China Fixing Repo Rates 7 Day(2)	2.33%(2)	8,000,000	CNY	9/16/25	12	—	12
CFETS China Fixing Repo Rates 7 Day(2)	2.58%(2)	7,014,000	CNY	3/18/25	11	—	11
Brazil CETIP InterBank Deposit Rate(3)	5.92%(3)	3,020,269	BRL	1/2/25	15	—	15
Warsaw InterBank Offer Rate 6 Month(4)	2.44%(5)	2,000,000	PLN	7/11/22	30	—	30
MULTI-MANAGER FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Warsaw InterBank Offer Rate 6 Month(4)	2.40%(5)	750,000	PLN	3/26/23	$11	$—	$11
Subtotal Appreciation							103
Total							$103

(1)	Payment frequency is lunar. Monthly payment based on 28-day periods. One year consists of 13 periods.
(2)	Payment frequency is quarterly.
(3)	Payment Frequency is at maturity.
(4)	Payment frequency is semi-anually.
(5)	Payment frequency is anually.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	4.2%
A	8.3
BBB	37.1
BB	17.3
B	18.0
CCC or Below	8.9
Not Rated	0.6
Cash Equivalents	5.6
Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	2.7%
Communications	1.5
Energy	2.8
Financial	4.0
Government	87.9
Industrial	0.1
Utilities	1.0
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	61.0%
Indonesian Rupiah	5.2
All other currencies less than 5%	33.8
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$5	$—	$5
Corporate Bonds(1)	—	406	—	406
Foreign Issuer Bonds:
Uruguay	—	4,004	68	4,072
All Other Countries(1)	—	141,568	—	141,568
Total Foreign Issuer Bonds	—	145,572	68	145,640
Investment Companies	8,759	—	—	8,759
Total Investments	$8,759	$145,983	$68	$154,810
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$289	$—	$289

NORTHERN FUNDS QUARTERLY REPORT     39    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	June 30, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Bilateral Interest Rate Swap Agreements	$—	$21	$—	$21
Centrally Cleared Interest Rate Swap Agreements	—	103	—	103
Liabilities
Forward Foreign Currency Exchange Contracts	—	(252)	—	(252)
Total Other Financial Instruments	$—	$161	$—	$161

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,081	$34,533	$30,855	$3	$8,759	8,759,206
MULTI-MANAGER FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.2%
Cable & Satellite – 0.2%
DISH Network Corp.,
3.38%, 8/15/26	$486	$446
Exploration & Production – 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26 (1)	25	1
Denbury Resources, Inc.,
6.38%, 12/31/24 (2)	106	11
		12
Wireless Telecommunications Services – 0.0%
Digicel Group 0.5 Ltd.,
7.00%, 7/23/20(2) (3) (4)	7	1
Total Convertible Bonds
(Cost $496)		459

CORPORATE BONDS – 68.2%
Advertising & Marketing – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (2)	355	320
4.63%, 3/15/30 (2)	105	95
		415
Aerospace & Defense – 1.6%
Boeing (The) Co.,
4.88%, 5/1/25	45	49
5.04%, 5/1/27	85	94
5.15%, 5/1/30	110	123
Howmet Aerospace, Inc.,
5.13%, 10/1/24	25	26
6.88%, 5/1/25	80	87
5.90%, 2/1/27	100	106
5.95%, 2/1/37	175	182
Spirit AeroSystems, Inc.,
7.50%, 4/15/25 (2)	50	49
TransDigm, Inc.,
6.50%, 5/15/25	75	70
6.25%, 3/15/26 (2)	510	509
6.38%, 6/15/26	560	510
7.50%, 3/15/27	595	571
5.50%, 11/15/27	775	676
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Aerospace & Defense – 1.6%continued
Triumph Group, Inc.,
6.25%, 9/15/24 (2)	$25	$21
7.75%, 8/15/25	50	37
		3,110
Airlines – 0.4%
American Airlines Group, Inc.,
5.00%, 6/1/22 (2)	100	58
American Airlines, Inc.,
11.75%, 7/15/25 (2)	100	95
Delta Air Lines, Inc.,
3.63%, 3/15/22	25	24
3.80%, 4/19/23	50	45
7.00%, 5/1/25 (2)	50	51
7.38%, 1/15/26	90	87
3.75%, 10/28/29	25	20
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (2)	325	326
United Airlines Holdings, Inc.,
6.00%, 12/1/20	25	25
4.25%, 10/1/22	125	106
		837
Apparel & Textile Products – 0.1%
Hanesbrands, Inc.,
5.38%, 5/15/25 (2)	50	51
William Carter (The) Co.,
5.63%, 3/15/27 (2)	110	113
		164
Auto Parts Manufacturing – 0.8%
Adient US LLC,
9.00%, 4/15/25 (2)	75	81
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	125	124
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26 (2)	75	48
Dana, Inc.,
5.63%, 6/15/28	25	25
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (2)	130	120
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	445	476
Tenneco, Inc.,
5.38%, 12/15/24	75	51

NORTHERN FUNDS QUARTERLY REPORT     41    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Auto Parts Manufacturing – 0.8%continued
5.00%, 7/15/26	$25	$16
Truck Hero, Inc.,
8.50%, 4/21/24 (2)	560	560
		1,501
Automobiles Manufacturing – 2.2%
Ford Motor Co.,
8.50%, 4/21/23	50	53
9.00%, 4/22/25	475	514
9.63%, 4/22/30	1,090	1,291
7.45%, 7/16/31	400	421
4.75%, 1/15/43	95	75
Ford Motor Credit Co. LLC,
5.88%, 8/2/21	230	232
3.81%, 10/12/21	235	233
5.13%, 6/16/25	315	315
4.13%, 8/4/25	200	190
4.39%, 1/8/26	205	195
5.11%, 5/3/29	520	505
Tesla, Inc.,
5.30%, 8/15/25 (2)	125	125
		4,149
Banks – 0.3%
CIT Group, Inc.,
4.13%, 3/9/21	80	80
5.00%, 8/15/22	315	321
5.25%, 3/7/25	105	109
		510
Cable & Satellite – 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.88%, 4/1/24 (2)	140	144
5.38%, 5/1/25 (2)	50	51
5.75%, 2/15/26 (2)	500	517
5.50%, 5/1/26 (2)	175	181
5.00%, 2/1/28 (2)	470	485
4.75%, 3/1/30 (2)	135	138
4.50%, 8/15/30 (2)	330	337
4.50%, 5/1/32 (2)	280	284
CSC Holdings LLC,
7.75%, 7/15/25 (2)	375	390
6.63%, 10/15/25 (2)	200	208
5.50%, 5/15/26 (2)	335	344
7.50%, 4/1/28 (2)	385	420
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Cable & Satellite – 3.6%continued
6.50%, 2/1/29 (2)	$400	$438
5.75%, 1/15/30 (2)	655	682
DISH DBS Corp.,
5.88%, 7/15/22	25	25
5.88%, 11/15/24	25	25
7.38%, 7/1/28 (2)	120	119
GCI LLC,
6.63%, 6/15/24 (2)	25	26
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (2)	50	51
Sirius XM Radio, Inc.,
3.88%, 8/1/22 (2)	85	86
4.63%, 5/15/23 (2)	115	116
4.63%, 7/15/24 (2)	240	246
5.38%, 7/15/26 (2)	145	150
5.00%, 8/1/27 (2)	635	649
5.50%, 7/1/29 (2)	610	642
4.13%, 7/1/30 (2)	170	168
		6,922
Casinos & Gaming – 1.2%
Boyd Gaming Corp.,
6.38%, 4/1/26	295	280
6.00%, 8/15/26	145	136
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.25%, 10/15/25 (2)	125	109
Churchill Downs, Inc.,
5.50%, 4/1/27 (2)	200	196
4.75%, 1/15/28 (2)	25	24
Colt Merger Sub, Inc.,
7/1/25 (2) (5)	25	25
7/1/25 (2) (5)	75	74
7/1/27 (2) (5)	200	193
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 2/15/23 (2)	75	63
Eldorado Resorts, Inc.,
6.00%, 4/1/25	150	157
Enterprise Development Authority (The),
12.00%, 7/15/24 (2)	125	126
Golden Entertainment, Inc.,
7.63%, 4/15/26 (2)	75	69

MULTI-MANAGER FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Casinos & Gaming – 1.2%continued
Inn of the Mountain Gods Resort & Casino,
9.25%, (100% Cash), 11/30/20 (4)	$62	$52
Jacobs Entertainment, Inc.,
7.88%, 2/1/24 (2)	75	66
MGM Resorts International,
6.00%, 3/15/23	125	126
5.50%, 4/15/27	83	80
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (2)	175	145
Scientific Games International, Inc.,
7.00%, 5/15/28 (2)	75	60
7.25%, 11/15/29 (2)	25	20
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/27 (2)	25	24
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (2)	150	130
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 4/15/25 (2)	75	76
5.13%, 10/1/29 (2)	25	22
		2,253
Chemicals – 1.3%
Chemours (The) Co.,
7.00%, 5/15/25	25	24
5.38%, 5/15/27	25	23
Cornerstone Chemical Co.,
6.75%, 8/15/24 (2)	1,110	999
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (2)	90	94
Innophos Holdings, Inc.,
9.38%, 2/15/28 (2)	50	49
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
7.00%, 4/15/25 (2)	25	25
Minerals Technologies, Inc.,
5.00%, 7/1/28 (2)	105	107
Olin Corp.,
9.50%, 6/1/25 (2)	50	56
5.63%, 8/1/29	190	175
5.00%, 2/1/30	50	44
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Chemicals – 1.3%continued
PolyOne Corp.,
5.75%, 5/15/25 (2)	$50	$51
TPC Group, Inc.,
10.50%, 8/1/24 (2)	100	89
Tronox, Inc.,
6.50%, 4/15/26 (2)	145	136
Univar Solutions USA, Inc.,
5.13%, 12/1/27 (2)	275	278
Valvoline, Inc.,
4.38%, 8/15/25 (2)	55	55
4.25%, 2/15/30 (2)	110	108
W.R. Grace & Co.-Conn.,
4.88%, 6/15/27 (2)	230	233
		2,546
Coal Operations – 0.0%
Murray Energy Corp.,
12.00%, 4/15/24(2) (6) (7)	486	—
Commercial Finance – 0.2%
AerCap Global Aviation Trust,
(Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (2) (8)	294	221
DAE Funding LLC,
5.00%, 8/1/24 (2)	75	70
Fortress Transportation and Infrastructure Investors LLC,
6.75%, 3/15/22 (2)	50	48
6.50%, 10/1/25 (2)	50	45
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (2)	25	23
		407
Communications Equipment – 0.9%
CommScope Technologies LLC,
6.00%, 6/15/25 (2)	424	409
5.00%, 3/15/27 (2)	105	95
CommScope, Inc.,
5.00%, 6/15/21 (2)	4	4
5.50%, 3/1/24 (2)	75	76
6.00%, 3/1/26 (2)	100	103
8.25%, 3/1/27 (2)	265	272
7/1/28 (2) (5)	285	284
ViaSat, Inc.,
5.63%, 9/15/25 (2)	210	201

NORTHERN FUNDS QUARTERLY REPORT     43    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Communications Equipment – 0.9%continued
5.63%, 4/15/27 (2)	$75	$77
6.50%, 7/15/28 (2)	150	150
		1,671
Construction Materials Manufacturing – 0.3%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (2)	25	25
Northwest Hardwoods, Inc.,
7.50%, 8/1/21 (2)	25	9
NWH Escrow Corp.,
7.50%, 8/1/21 (2)	25	9
Standard Industries, Inc.,
5.00%, 2/15/27 (2)	100	101
4.38%, 7/15/30 (2)	155	154
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23	75	75
6.50%, 3/15/27 (2)	50	51
US Concrete, Inc.,
6.38%, 6/1/24	150	148
		572
Consumer Finance – 1.2%
Ally Financial, Inc.,
3.88%, 5/21/24	75	77
8.00%, 11/1/31	350	452
Cardtronics, Inc./Cardtronics USA, Inc.,
5.50%, 5/1/25 (2)	25	24
Credit Acceptance Corp.,
5.13%, 12/31/24 (2)	25	24
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21 (2)	25	25
5.25%, 3/15/22 (2)	25	24
4.25%, 2/1/27 (2)	50	40
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23 (2)	50	51
9.13%, 7/15/26 (2)	50	53
6.00%, 1/15/27 (2)	25	24
Navient Corp.,
5.88%, 3/25/21	25	25
6.63%, 7/26/21	25	24
5.50%, 1/25/23	25	24
7.25%, 9/25/23	50	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Consumer Finance – 1.2%continued
6.13%, 3/25/24	$125	$119
6.75%, 6/25/25	175	167
6.75%, 6/15/26	50	46
5.00%, 3/15/27	25	21
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (2)	50	47
Springleaf Finance Corp.,
6.13%, 3/15/24	285	290
6.88%, 3/15/25	75	77
8.88%, 6/1/25	10	11
7.13%, 3/15/26	270	279
6.63%, 1/15/28	75	74
5.38%, 11/15/29	25	23
Starwood Property Trust, Inc.,
3.63%, 2/1/21	185	182
		2,252
Consumer Products – 0.3%
Central Garden & Pet Co.,
6.13%, 11/15/23	50	51
Edgewell Personal Care Co.,
5.50%, 6/1/28 (2)	175	180
Energizer Holdings, Inc.,
6.38%, 7/15/26 (2)	25	26
7.75%, 1/15/27 (2)	35	37
6/15/28 (2) (5)	180	176
High Ridge Brands Co.,
8.88%, 3/15/25 (2) (6) (9)	1,100	—
Kronos Acquisition Holdings, Inc.,
9.00%, 8/15/23 (2)	50	48
Prestige Brands, Inc.,
5.13%, 1/15/28 (2)	25	25
Revlon Consumer Products Corp.,
6.25%, 8/1/24	25	5
Spectrum Brands, Inc.,
5.50%, 7/15/30 (2)	90	90
		638
Consumer Services – 1.5%
ADT Security (The) Corp.,
4.88%, 7/15/32 (2)	120	109
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (2)	125	131

MULTI-MANAGER FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Consumer Services – 1.5%continued
9.75%, 7/15/27 (2)	$125	$132
APX Group, Inc.,
7.63%, 9/1/23	105	97
6.75%, 2/15/27 (2)	205	194
Aramark Services, Inc.,
6.38%, 5/1/25 (2)	335	346
5.00%, 2/1/28 (2)	380	361
ASGN, Inc.,
4.63%, 5/15/28 (2)	430	420
Brink's (The) Co.,
5.50%, 7/15/25 (2)	25	25
Korn Ferry,
4.63%, 12/15/27 (2)	230	223
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (2)	25	26
5.75%, 4/15/26 (2)	465	482
6.25%, 1/15/28 (2)	375	353
		2,899
Containers & Packaging – 2.3%
Ball Corp.,
5.25%, 7/1/25	180	197
Berry Global, Inc.,
5.63%, 7/15/27 (2)	135	138
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 9/30/26	165	169
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	175	178
Greif, Inc.,
6.50%, 3/1/27 (2)	50	51
Mauser Packaging Solutions Holding Co.,
5.50%, 4/15/24 (2)	50	49
7.25%, 4/15/25 (2)	275	249
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (2)	25	26
Plastipak Holdings, Inc.,
6.25%, 10/15/25 (2)	1,090	1,057
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.13%, 7/15/23 (2)	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Containers & Packaging – 2.3%continued
7.00%, 7/15/24 (2)	$50	$50
Sealed Air Corp.,
4.00%, 12/1/27 (2)	25	25
Silgan Holdings, Inc.,
4.13%, 2/1/28 (2)	25	25
Trident TPI Holdings, Inc.,
9.25%, 8/1/24 (2)	740	759
6.63%, 11/1/25 (2)	1,535	1,458
		4,482
Department Stores – 0.0%
JC Penney Corp., Inc.,
8.63%, 3/15/25 (2) (6)	75	1
6.38%, 10/15/36 (6)	100	1
		2
Distributors - Consumer Discretionary – 0.5%
IAA, Inc.,
5.50%, 6/15/27 (2)	310	320
KAR Auction Services, Inc.,
5.13%, 6/1/25 (2)	625	615
		935
Diversified Banks – 0.3%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 3.29%), 5.13%, 6/20/24 (3) (8)	50	49
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 9/5/24 (3) (8)	75	78
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (3) (8)	50	51
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (3) (8)	50	50
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (3) (8)	125	111
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (3) (8)	150	151
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (3) (8)	50	44
		534
Educational Services – 0.0%
Graham Holdings Co.,
5.75%, 6/1/26(2)	25	26

NORTHERN FUNDS QUARTERLY REPORT     45    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Electrical Equipment Manufacturing – 0.1%
WESCO Distribution, Inc.,
7.13%, 6/15/25 (2)	$75	$79
7.25%, 6/15/28 (2)	75	79
		158
Entertainment Content – 0.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (2)	50	46
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (2)	150	109
6.63%, 8/15/27 (2)	75	40
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (2)	100	95
Univision Communications, Inc.,
5.13%, 2/15/25 (2)	25	23
9.50%, 5/1/25 (2)	50	53
6.63%, 6/1/27 (2)	25	24
		390
Entertainment Resources – 1.7%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	175	56
Boyne USA, Inc.,
7.25%, 5/1/25	50	52
Carlson Travel, Inc.,
9.50%, 12/15/24 (2)	930	409
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.,
5.38%, 6/1/24	25	24
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.50%, 5/1/25 (2)	190	191
5.38%, 4/15/27	35	31
Cinemark USA, Inc.,
5.13%, 12/15/22	140	124
4.88%, 6/1/23	70	59
Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (2)	75	68
5.63%, 3/15/26 (2)	75	68
6.50%, 5/15/27 (2)	135	139
4.75%, 10/15/27 (2)	345	297
LTF Merger Sub, Inc.,
8.50%, 6/15/23 (2)	345	285
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Entertainment Resources – 1.7%continued
Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (2)	$110	$114
Speedway Motorsports LLC/Speedway Funding II, Inc.,
4.88%, 11/1/27 (2)	25	23
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (10)	1,110	1,075
Vail Resorts, Inc.,
6.25%, 5/15/25 (2)	285	298
		3,313
Exploration & Production – 4.9%
Antero Resources Corp.,
5.13%, 12/1/22	50	36
5.63%, 6/1/23	25	16
Apache Corp.,
4.38%, 10/15/28	100	88
4.25%, 1/15/30	50	43
5.10%, 9/1/40	175	144
4.75%, 4/15/43	250	201
5.35%, 7/1/49	25	20
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22 (2)	236	201
7.00%, 11/1/26 (2)	475	304
Bruin E&P Partners LLC,
8.88%, 8/1/23 (2)	225	5
Callon Petroleum Co.,
6.25%, 4/15/23	50	19
6.13%, 10/1/24	125	47
Centennial Resource Production LLC,
5.38%, 1/15/26 (2)	100	53
Chaparral Energy, Inc.,
8.75%, 7/15/23 (2)	125	13
Chesapeake Energy Corp.,
6.88%, 11/15/20 (1)	75	2
5.75%, 3/15/23 (1)	25	1
8.00%, 1/15/25 (1)	75	2
Cimarex Energy Co.,
4.38%, 6/1/24	25	26
4.38%, 3/15/29	50	51
CNX Resources Corp.,
5.88%, 4/15/22	63	62
7.25%, 3/14/27 (2)	50	46

MULTI-MANAGER FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Exploration & Production – 4.9%continued
Comstock Resources, Inc.,
7.50%, 5/15/25 (2)	$50	$45
9.75%, 8/15/26	305	285
Continental Resources, Inc.,
5.00%, 9/15/22	150	147
4.50%, 4/15/23	25	24
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (2)	485	435
Denbury Resources, Inc.,
9.00%, 5/15/21 (2)	150	57
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (2)	25	25
5.50%, 1/30/26 (2)	50	48
5.75%, 1/30/28 (2)	75	72
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23 (2)	580	484
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/24 (2) (6) (7)	219	—
EQT Corp.,
6.13%, 2/1/25	25	25
3.90%, 10/1/27	75	61
7.00%, 2/1/30	50	52
Gulfport Energy Corp.,
6.00%, 10/15/24	100	51
6.38%, 1/15/26	50	24
HighPoint Operating Corp.,
7.00%, 10/15/22	50	12
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 10/1/25 (2)	925	786
6.25%, 11/1/28 (2)	230	185
Indigo Natural Resources LLC,
6.88%, 2/15/26 (2)	75	70
Jagged Peak Energy LLC,
5.88%, 5/1/26	50	48
Laredo Petroleum, Inc.,
9.50%, 1/15/25	50	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Exploration & Production – 4.9%continued
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (2)	$50	$47
Marathon Oil Corp.,
6.80%, 3/15/32	50	53
6.60%, 10/1/37	25	26
Matador Resources Co.,
5.88%, 9/15/26	240	178
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (2)	25	13
10.50%, 5/15/27 (2)	25	13
Murphy Oil Corp.,
6.88%, 8/15/24	75	70
5.75%, 8/15/25	25	22
6.38%, 12/1/42	50	39
Oasis Petroleum, Inc.,
6.25%, 5/1/26 (2)	25	4
Occidental Petroleum Corp.,
4.10%, 2/1/21	50	50
(Floating, ICE LIBOR USD 3M + 0.95%), 1.40%, 2/8/21 (11)	50	49
4.85%, 3/15/21	100	99
2.60%, 8/13/21	75	73
3.13%, 2/15/22	95	91
2.60%, 4/15/22	50	48
2.70%, 8/15/22	880	819
2.70%, 2/15/23	240	219
2.90%, 8/15/24	255	218
3.50%, 6/15/25	50	42
7/15/25 (5)	25	25
5.55%, 3/15/26	75	68
3.40%, 4/15/26	320	260
3.50%, 8/15/29	25	18
8.88%, 7/15/30	220	220
7.50%, 5/1/31	205	191
7.88%, 9/15/31	90	85
6.45%, 9/15/36	25	21
4.30%, 8/15/39	50	34
6.20%, 3/15/40	25	21
6.60%, 3/15/46	225	196
4.40%, 4/15/46	200	140
4.10%, 2/15/47	25	17

NORTHERN FUNDS QUARTERLY REPORT     47    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Exploration & Production – 4.9%continued
Parsley Energy LLC/Parsley Finance Corp.,
5.25%, 8/15/25 (2)	$100	$96
5.63%, 10/15/27 (2)	150	148
PDC Energy, Inc.,
6.13%, 9/15/24	25	23
5.75%, 5/15/26	185	168
Range Resources Corp.,
5.00%, 8/15/22	57	52
4.88%, 5/15/25	195	147
9.25%, 2/1/26 (2)	170	153
SM Energy Co.,
6.13%, 11/15/22	25	18
5.63%, 6/1/25	85	45
6.75%, 9/15/26	25	13
6.63%, 1/15/27	50	25
Southwestern Energy Co.,
6.20%, 1/23/25	100	86
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,
8.75%, 4/15/23 (2)	50	30
9.75%, 4/15/23 (2)	100	60
Whiting Petroleum Corp.,
5.75%, 3/15/21 (6)	50	10
6.25%, 4/1/23 (6)	25	4
6.63%, 1/15/26 (6)	75	13
WPX Energy, Inc.,
8.25%, 8/1/23	8	9
5.25%, 9/15/24	135	133
5.75%, 6/1/26	100	97
5.88%, 6/15/28	205	197
4.50%, 1/15/30	25	22
		9,369
Financial Services – 1.2%
AG Issuer LLC,
6.25%, 3/1/28 (2)	75	70
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (3) (8)	50	48
Hunt Cos., Inc.,
6.25%, 2/15/26 (2)	75	68
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Financial Services – 1.2%continued
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/1/24	$50	$50
4.75%, 9/15/24	150	141
6.25%, 5/15/26	125	125
5.25%, 5/15/27	175	169
LPL Holdings, Inc.,
5.75%, 9/15/25 (2)	135	137
4.63%, 11/15/27 (2)	235	232
NFP Corp.,
7.00%, 5/15/25 (2)	25	26
6.88%, 7/15/25 (2)	1,200	1,184
8.00%, 7/15/25 (2)	75	73
		2,323
Food & Beverage – 1.2%
Chobani LLC/Chobani Finance Corp., Inc.,
7.50%, 4/15/25 (2)	75	72
Darling Ingredients, Inc.,
5.25%, 4/15/27 (2)	50	51
Kraft Heinz Foods Co.,
6.88%, 1/26/39	50	62
7.13%, 8/1/39 (2)	25	31
6.50%, 2/9/40	75	90
5.00%, 6/4/42	25	26
5.20%, 7/15/45	375	407
4.38%, 6/1/46	200	197
4.88%, 10/1/49 (2)	545	555
5.50%, 6/1/50 (2)	25	27
Nathan's Famous, Inc.,
6.63%, 11/1/25 (2)	50	50
Pilgrim's Pride Corp.,
5.75%, 3/15/25 (2)	100	100
Post Holdings, Inc.,
5.75%, 3/1/27 (2)	300	310
5.63%, 1/15/28 (2)	130	135
4.63%, 4/15/30 (2)	295	289
		2,402
Forest & Paper Products Manufacturing – 0.0%
Mercer International, Inc.,
6.50%, 2/1/24	75	74
7.38%, 1/15/25	25	25
		99

MULTI-MANAGER FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Hardware – 0.6%
Dell International LLC/EMC Corp.,
6.10%, 7/15/27 (2)	$205	$237
6.20%, 7/15/30 (2)	420	492
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	50	40
Everi Payments, Inc.,
7.50%, 12/15/25 (2)	40	38
NCR Corp.,
8.13%, 4/15/25 (2)	25	26
5.75%, 9/1/27 (2)	100	100
6.13%, 9/1/29 (2)	100	100
TTM Technologies, Inc.,
5.63%, 10/1/25 (2)	50	50
		1,083
Health Care Facilities & Services – 3.6%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (2)	205	205
Air Methods Corp.,
8.00%, 5/15/25 (2)	75	53
CHS/Community Health Systems, Inc.,
6.88%, 2/1/22	63	50
9.88%, 6/30/23 (2)	50	39
8.63%, 1/15/24 (2)	25	24
8.13%, 6/30/24 (2)	34	23
6.63%, 2/15/25 (2)	125	117
8.00%, 3/15/26 (2)	100	94
8.00%, 12/15/27 (2)	21	20
6.88%, 4/1/28 (2)	53	20
DaVita, Inc.,
4.63%, 6/1/30 (2)	210	209
Encompass Health Corp.,
4.75%, 2/1/30	50	48
Envision Healthcare Corp.,
8.75%, 10/15/26 (2)	2,440	1,159
HCA, Inc.,
7.69%, 6/15/25	235	268
7.58%, 9/15/25	100	115
5.38%, 9/1/26	110	120
5.88%, 2/1/29	35	40
3.50%, 9/1/30	840	809
Jaguar Holding Co. II/PPD Development L.P.,
4.63%, 6/15/25 (2)	105	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Health Care Facilities & Services – 3.6%continued
5.00%, 6/15/28 (2)	$215	$220
LifePoint Health, Inc.,
6.75%, 4/15/25 (2)	50	52
4.38%, 2/15/27 (2)	25	24
Select Medical Corp.,
6.25%, 8/15/26 (2)	90	91
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (2)	1,480	1,336
10.00%, 4/15/27 (2)	340	340
Team Health Holdings, Inc.,
6.38%, 2/1/25 (2)	190	110
Tenet Healthcare Corp.,
8.13%, 4/1/22	190	199
6.75%, 6/15/23	195	194
4.63%, 7/15/24	50	49
4.63%, 9/1/24 (2)	50	49
4.88%, 1/1/26 (2)	125	122
5.13%, 11/1/27 (2)	50	49
4.63%, 6/15/28 (2)	105	102
6.88%, 11/15/31	25	22
Vizient, Inc.,
6.25%, 5/15/27 (2)	170	178
West Street Merger Sub, Inc.,
6.38%, 9/1/25 (2)	195	189
		6,846
Home & Office Products Manufacturing – 0.2%
CD&R Smokey Buyer, Inc.,
7/15/25 (2) (5)	25	26
Newell Brands, Inc.,
4.70%, 4/1/26	175	184
5.88%, 4/1/36	50	53
6.00%, 4/1/46	50	53
		316
Home Improvement – 0.8%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
9.00%, 2/15/23 (2)	1,050	759
BMC East LLC,
5.50%, 10/1/24 (2)	125	126
Cornerstone Building Brands, Inc.,
8.00%, 4/15/26 (2)	75	75
Griffon Corp.,
5.75%, 3/1/28	100	99

NORTHERN FUNDS QUARTERLY REPORT     49    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Home Improvement – 0.8%continued
JELD-WEN, Inc.,
6.25%, 5/15/25 (2)	$50	$52
4.88%, 12/15/27 (2)	300	288
Patrick Industries, Inc.,
7.50%, 10/15/27 (2)	100	103
PGT Innovations, Inc.,
6.75%, 8/1/26 (2)	50	50
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (2)	75	64
		1,616
Homebuilders – 1.0%
Adams Homes, Inc.,
7.50%, 2/15/25 (2)	50	49
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (2)	50	49
Beazer Homes USA, Inc.,
6.75%, 3/15/25	75	74
7.25%, 10/15/29	50	49
Century Communities, Inc.,
5.88%, 7/15/25	125	124
Forestar Group, Inc.,
8.00%, 4/15/24 (2)	50	52
5.00%, 3/1/28 (2)	25	25
KB Home,
7.63%, 5/15/23	25	27
6.88%, 6/15/27	25	27
Meritage Homes Corp.,
7.00%, 4/1/22	54	57
6.00%, 6/1/25	75	80
Picasso Finance Sub, Inc.,
6.13%, 6/15/25 (2)	25	26
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28 (2)	175	166
Taylor Morrison Communities, Inc.,
5.88%, 1/31/25 (2)	75	76
5.88%, 6/15/27 (2)	135	140
5.75%, 1/15/28 (2)	345	355
Toll Brothers Finance Corp.,
3.80%, 11/1/29	115	116
TRI Pointe Group, Inc.,
5.25%, 6/1/27	165	164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Homebuilders – 1.0%continued
5.70%, 6/15/28	$140	$142
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	75	75
6.63%, 8/15/25	50	50
		1,923
Industrial Other – 0.5%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (2)	100	48
Brand Industrial Services, Inc.,
8.50%, 7/15/25 (2)	125	113
Core & Main L.P.,
6.13%, 8/15/25 (2)	80	80
frontdoor, Inc.,
6.75%, 8/15/26 (2)	200	212
H&E Equipment Services, Inc.,
5.63%, 9/1/25	75	76
Installed Building Products, Inc.,
5.75%, 2/1/28 (2)	75	75
New Enterprise Stone & Lime Co., Inc.,
10.13%, 4/1/22 (2)	125	124
6.25%, 3/15/26 (2)	25	25
Resideo Funding, Inc.,
6.13%, 11/1/26 (2)	70	68
TopBuild Corp.,
5.63%, 5/1/26 (2)	75	76
United Rentals North America, Inc.,
6.50%, 12/15/26	50	53
		950
Internet Media – 1.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (2)	240	244
IAC/InterActiveCorp,
5.00%, 12/15/27 (2)	50	52
4.63%, 6/1/28 (2)	115	116
5.63%, 2/15/29 (2)	170	179
Netflix, Inc.,
3.63%, 6/15/25 (2)	150	151
4.88%, 4/15/28	195	209
5.88%, 11/15/28	160	182
6.38%, 5/15/29	165	191
5.38%, 11/15/29 (2)	350	383

MULTI-MANAGER FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Internet Media – 1.0%continued
Uber Technologies, Inc.,
7.50%, 11/1/23 (2)	$150	$152
8.00%, 11/1/26 (2)	100	102
7.50%, 9/15/27 (2)	25	25
		1,986
Iron & Steel – 1.4%
Algoma Steel Parent S.C.A.,
0.00%, 11/30/47 (9) (12)	49	—
Specialty Steel Supply, Inc.,
11.00%, 11/15/22 (2) (10)	2,670	2,638
		2,638
Leisure Products Manufacturing – 0.1%
Mattel, Inc.,
6.75%, 12/31/25 (2)	75	78
Winnebago Industries, Inc.,
7/15/28 (5)	50	50
		128
Life Insurance – 0.0%
Genworth Holdings, Inc.,
4.90%, 8/15/23	100	80
Machinery Manufacturing – 1.1%
Amsted Industries, Inc.,
5.63%, 7/1/27 (2)	50	52
4.63%, 5/15/30 (2)	115	114
Clark Equipment Co.,
5.88%, 6/1/25 (2)	25	26
Colfax Corp.,
6.00%, 2/15/24 (2)	50	51
6.38%, 2/15/26 (2)	90	94
Granite US Holdings Corp.,
11.00%, 10/1/27 (2)	100	97
Hillenbrand, Inc.,
5.75%, 6/15/25	75	78
4.50%, 9/15/26	5	5
JPW Industries Holding Corp.,
9.00%, 10/1/24 (2)	1,370	1,077
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (2)	50	49
MTS Systems Corp.,
5.75%, 8/15/27 (2)	50	46
RBS Global, Inc./Rexnord LLC,
4.88%, 12/15/25 (2)	90	90
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Machinery Manufacturing – 1.1%continued
SPX FLOW, Inc.,
5.88%, 8/15/26 (2)	$50	$51
Tennant Co.,
5.63%, 5/1/25	75	76
Terex Corp.,
5.63%, 2/1/25 (2)	275	250
Titan International, Inc.,
6.50%, 11/30/23	75	49
		2,205
Managed Care – 3.9%
Centene Corp.,
4.75%, 1/15/25	265	271
5.25%, 4/1/25 (2)	145	149
5.38%, 6/1/26 (2)	75	78
4.25%, 12/15/27	375	387
4.63%, 12/15/29	445	470
One Call Corp.,
11.50%, 7/1/24 (2) (4)	5,514	4,852
Polaris Intermediate Corp.,
8.50%, 12/1/22 (2) (4)	1,455	1,281
		7,488
Manufactured Goods – 1.0%
EnPro Industries, Inc.,
5.75%, 10/15/26	75	75
FXI Holdings, Inc.,
12.25%, 11/15/26 (2)	148	144
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (2)	75	75
Material Sciences Corp.,
9.75%, 1/9/24 (10)	1,558	1,538
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	50	41
		1,873
Medical Equipment & Devices Manufacturing – 0.3%
Hologic, Inc.,
4.38%, 10/15/25 (2)	185	187
4.63%, 2/1/28 (2)	95	99
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,
7.38%, 6/1/25 (2)	75	76
7.25%, 2/1/28 (2)	190	193
		555

NORTHERN FUNDS QUARTERLY REPORT     51    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Metals & Mining – 3.0%
Allegheny Technologies, Inc.,
7.88%, 8/15/23	$90	$92
5.88%, 12/1/27	170	157
Arconic Corp.,
6.00%, 5/15/25 (2)	25	26
6.13%, 2/15/28 (2)	95	95
Big River Steel LLC/BRS Finance Corp.,
7.25%, 9/1/25 (2)	736	703
Century Aluminum Co.,
7.50%, 6/1/21 (2)	1,240	1,241
7/1/25 (2) (5)	800	806
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (2)	25	26
6.75%, 3/15/26 (2)	205	198
5.88%, 6/1/27	125	103
Coeur Mining, Inc.,
5.88%, 6/1/24	25	24
Commercial Metals Co.,
5.75%, 4/15/26	25	26
5.38%, 7/15/27	25	25
Compass Minerals International, Inc.,
6.75%, 12/1/27 (2)	75	79
Freeport-McMoRan, Inc.,
5.00%, 9/1/27	180	181
4.13%, 3/1/28	185	179
5.25%, 9/1/29	215	220
4.25%, 3/1/30	210	204
5.40%, 11/14/34	200	198
5.45%, 3/15/43	195	191
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22 (2)	320	327
Kaiser Aluminum Corp.,
6.50%, 5/1/25 (2)	100	103
4.63%, 3/1/28 (2)	50	48
Novelis Corp.,
5.88%, 9/30/26 (2)	310	310
4.75%, 1/30/30 (2)	125	119
Tms International Holding Corp.,
7.25%, 8/15/25 (2)	75	61
		5,742
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Oil & Gas Services & Equipment – 0.4%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.25%, 4/1/28 (2)	$215	$196
Basic Energy Services, Inc.,
10.75%, 10/15/23 (2)	25	2
ChampionX Corp.,
6.38%, 5/1/26	50	46
Diamond Offshore Drilling, Inc.,
3.45%, 11/1/23 (6)	25	3
7.88%, 8/15/25 (6)	75	8
5.70%, 10/15/39 (6)	25	3
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	50	41
FTS International, Inc.,
6.25%, 5/1/22	100	32
Global Marine, Inc.,
7.00%, 6/1/28	25	11
Nabors Industries, Inc.,
5.75%, 2/1/25	150	61
Nine Energy Service, Inc.,
8.75%, 11/1/23 (2)	75	37
SESI LLC,
7.13%, 12/15/21 (2)	75	33
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26	145	140
6.88%, 9/1/27	160	154
		767
Pharmaceuticals – 0.1%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (2)	125	133
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (2)	161	165
		298
Pipeline – 4.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24	735	626
5.75%, 3/1/27 (2)	75	59
Buckeye Partners L.P.,
4.15%, 7/1/23	30	29
4.13%, 3/1/25 (2)	155	149

MULTI-MANAGER FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Pipeline – 4.4%continued
3.95%, 12/1/26	$300	$283
4.13%, 12/1/27	120	114
4.50%, 3/1/28 (2)	150	140
5.85%, 11/15/43	155	134
Cheniere Energy Partners L.P.,
5.25%, 10/1/25	595	593
5.63%, 10/1/26	85	85
4.50%, 10/1/29 (2)	675	654
CNX Midstream Partners L.P./CNX Midstream Finance Corp.,
6.50%, 3/15/26 (2)	25	23
DCP Midstream Operating L.P.,
4.75%, 9/30/21 (2)	50	51
5.38%, 7/15/25	25	25
5.63%, 7/15/27	175	176
5.13%, 5/15/29	75	72
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (2) (8)	340	238
5.60%, 4/1/44	195	156
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	23
Energy Transfer Operating L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (3) (8)	75	58
EnLink Midstream LLC,
5.38%, 6/1/29	100	75
EnLink Midstream Partners L.P.,
4.40%, 4/1/24	25	21
5.60%, 4/1/44	75	46
5.05%, 4/1/45	25	16
5.45%, 6/1/47	75	46
EQM Midstream Partners L.P.,
4.75%, 7/15/23	280	282
4.00%, 8/1/24	125	118
6.00%, 7/1/25 (2)	140	142
4.13%, 12/1/26	195	179
6.50%, 7/1/27 (2)	170	174
5.50%, 7/15/28	455	433
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	25	22
6.50%, 10/1/25	125	107
6.25%, 5/15/26	200	172
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Pipeline – 4.4%continued
7.75%, 2/1/28	$75	$67
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	30	29
7.00%, 8/1/27	155	143
Hess Midstream Operations L.P.,
5.63%, 2/15/26 (2)	75	74
5.13%, 6/15/28 (2)	75	72
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (2)	25	24
NuStar Logistics L.P.,
6.00%, 6/1/26	25	24
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	95
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (8)	175	125
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (2)	50	46
4.95%, 7/15/29 (2)	25	23
6.88%, 4/15/40 (2)	25	24
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	137	90
5.75%, 4/15/25	205	115
Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%), 9.50%, 12/15/22 (3) (8)	125	16
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
4.75%, 10/1/23 (2)	125	115
5.50%, 9/15/24 (2)	75	68
6.00%, 3/1/27 (2)	160	142
5.50%, 1/15/28 (2)	155	134
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 2/1/25	170	164
5.88%, 4/15/26	100	99
5.38%, 2/1/27	66	64
5.00%, 1/15/28	100	94
6.88%, 1/15/29	75	79
5.50%, 3/1/30 (2)	235	227

NORTHERN FUNDS QUARTERLY REPORT     53    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Pipeline – 4.4%continued
TransMontaigne Partners L.P./TLP Finance Corp.,
6.13%, 2/15/26	$25	$24
Western Midstream Operating L.P.,
4.00%, 7/1/22	25	25
3.10%, 2/1/25	285	270
3.95%, 6/1/25	25	23
4.75%, 8/15/28	25	24
4.05%, 2/1/30	295	284
5.45%, 4/1/44	75	62
5.30%, 3/1/48	150	122
		8,508
Power Generation – 1.0%
Calpine Corp.,
5.50%, 2/1/24	50	50
5.75%, 1/15/25	305	308
4.50%, 2/15/28 (2)	460	448
5.13%, 3/15/28	400	392
Clearway Energy Operating LLC,
5.75%, 10/15/25	50	52
5.00%, 9/15/26	100	101
4.75%, 3/15/28 (2)	100	102
NRG Energy, Inc.,
7.25%, 5/15/26	50	53
6.63%, 1/15/27	50	52
Pattern Energy Group, Inc.,
5.88%, 2/1/24 (2)	25	25
TerraForm Power Operating LLC,
5.00%, 1/31/28 (2)	25	26
4.75%, 1/15/30 (2)	50	51
Vistra Operations Co. LLC,
5.50%, 9/1/26 (2)	100	102
5.00%, 7/31/27 (2)	75	76
		1,838
Property & Casualty Insurance – 1.6%
Acrisure LLC/Acrisure Finance, Inc.,
8.13%, 2/15/24 (2)	260	271
7.00%, 11/15/25 (2)	75	72
10.13%, 8/1/26 (2)	50	54
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27 (2)	240	239
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Property & Casualty Insurance – 1.6%continued
AssuredPartners, Inc.,
7.00%, 8/15/25 (2)	$1,730	$1,730
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (2)	105	108
HUB International Ltd.,
7.00%, 5/1/26 (2)	420	419
NMI Holdings, Inc.,
7.38%, 6/1/25 (2)	50	52
Radian Group, Inc.,
4.50%, 10/1/24	50	48
4.88%, 3/15/27	50	47
USI, Inc.,
6.88%, 5/1/25 (2)	25	25
		3,065
Publishing & Broadcasting – 0.9%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (2)	100	96
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	42	39
EW Scripps (The) Co.,
5.13%, 5/15/25 (2)	50	48
Gray Television, Inc.,
5.13%, 10/15/24 (2)	100	100
5.88%, 7/15/26 (2)	150	149
7.00%, 5/15/27 (2)	25	26
iHeartCommunications, Inc.,
6.38%, 5/1/26	27	26
8.38%, 5/1/27	3	3
5.25%, 8/15/27 (2)	75	72
4.75%, 1/15/28 (2)	75	69
Lamar Media Corp.,
3.75%, 2/15/28 (2)	50	47
4.88%, 1/15/29 (2)	25	25
4.00%, 2/15/30 (2)	50	48
National CineMedia LLC,
5.75%, 8/15/26	25	17
Nexstar Broadcasting, Inc.,
5.63%, 8/1/24 (2)	25	25
Salem Media Group, Inc.,
6.75%, 6/1/24 (2)	25	20
Scripps Escrow, Inc.,
5.88%, 7/15/27 (2)	25	24

MULTI-MANAGER FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Publishing & Broadcasting – 0.9%continued
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (2)	$50	$46
5.50%, 3/1/30 (2)	25	23
TEGNA, Inc.,
4.63%, 3/15/28 (2)	125	115
5.00%, 9/15/29 (2)	75	70
Townsquare Media, Inc.,
6.50%, 4/1/23 (2)	75	64
Urban One, Inc.,
7.38%, 4/15/22 (2)	720	641
		1,793
Railroad – 0.1%
Watco Cos. LLC/Watco Finance Corp.,
6.50%, 6/15/27(2)	135	138
Real Estate – 2.6%
Cushman & Wakefield US Borrower LLC,
6.75%, 5/15/28 (2)	25	26
Diversified Healthcare Trust,
9.75%, 6/15/25	75	81
ESH Hospitality, Inc.,
5.25%, 5/1/25 (2)	340	326
4.63%, 10/1/27 (2)	185	173
FelCor Lodging L.P.,
6.00%, 6/1/25	100	97
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25 (2)	50	47
GEO Group (The), Inc.,
6.00%, 4/15/26	25	19
GLP Capital L.P./GLP Financing II, Inc.,
5.25%, 6/1/25	25	27
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (2)	50	50
HAT Holdings I LLC/HAT Holdings II LLC,
5.25%, 7/15/24 (2)	75	76
Howard Hughes (The) Corp.,
5.38%, 3/15/25 (2)	50	47
Iron Mountain, Inc.,
4.88%, 9/15/27 (2)	380	370
5.25%, 3/15/28 (2)	415	413
5.00%, 7/15/28 (2)	95	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Real Estate – 2.6%continued
4.88%, 9/15/29 (2)	$405	$394
5.25%, 7/15/30 (2)	255	251
5.63%, 7/15/32 (2)	225	225
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	75	75
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (2)	125	122
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	220	223
5.25%, 8/1/26	110	114
Newmark Group, Inc.,
6.13%, 11/15/23	75	74
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (2)	75	77
Realogy Group LLC/Realogy Co-Issuer Corp.,
4.88%, 6/1/23 (2)	95	89
7.63%, 6/15/25 (2)	150	150
9.38%, 4/1/27 (2)	215	201
Ryman Hospitality Properties, Inc.,
4.75%, 10/15/27 (2)	210	187
Service Properties Trust,
4.35%, 10/1/24	25	23
7.50%, 9/15/25	25	26
4.95%, 2/15/27	25	22
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24 (2)	25	23
7.88%, 2/15/25 (2)	480	486
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.00%, 4/15/23 (2)	285	278
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/1/26 (2)	50	48
3.75%, 2/15/27 (2)	25	24
4.63%, 12/1/29 (2)	105	102
		5,059

NORTHERN FUNDS QUARTERLY REPORT     55    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Refining & Marketing – 0.3%
Citgo Holding, Inc.,
9.25%, 8/1/24 (2)	$200	$199
CITGO Petroleum Corp.,
6.25%, 8/15/22 (2)	25	25
7.00%, 6/15/25 (2)	75	75
Murphy Oil USA, Inc.,
4.75%, 9/15/29	50	51
PBF Holding Co LLC/PBF Finance Corp.,
6.00%, 2/15/28 (2)	50	42
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25 (2)	25	27
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	74
		493
Renewable Energy – 0.1%
EnerSys,
4.38%, 12/15/27(2)	155	153
Restaurants – 0.5%
Golden Nugget, Inc.,
6.75%, 10/15/24 (2)	250	179
8.75%, 10/1/25 (2)	200	113
IRB Holding Corp.,
7.00%, 6/15/25 (2)	25	26
6.75%, 2/15/26 (2)	50	48
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24 (2)	200	204
5.25%, 6/1/26 (2)	400	410
		980
Retail - Consumer Discretionary – 1.5%
Abercrombie & Fitch Management Co.,
7/15/25 (2) (5)	25	25
Asbury Automotive Group, Inc.,
4.50%, 3/1/28 (2)	13	13
4.75%, 3/1/30 (2)	105	102
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6.38%, 4/1/24 (2)	25	21
5.25%, 3/15/25 (2)	170	136
5.75%, 7/15/27 (2)	115	88
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Retail - Consumer Discretionary – 1.5%continued
Beacon Roofing Supply, Inc.,
4.88%, 11/1/25 (2)	$475	$424
4.50%, 11/15/26 (2)	25	24
Builders FirstSource, Inc.,
6.75%, 6/1/27 (2)	113	116
5.00%, 3/1/30 (2)	25	24
Burlington Coat Factory Warehouse Corp.,
6.25%, 4/15/25 (2)	25	26
Gap (The), Inc.,
8.63%, 5/15/25 (2)	25	26
Hertz (The) Corp.,
6.25%, 10/15/22 (6)	25	8
5.50%, 10/15/24 (2) (6)	50	16
7.13%, 8/1/26 (2) (6)	75	23
6.00%, 1/15/28 (2) (6) (13)	125	39
L Brands, Inc.,
6.88%, 7/1/25 (2)	25	26
9.38%, 7/1/25 (2)	25	25
7.50%, 6/15/29	50	44
6.88%, 11/1/35	50	42
6.75%, 7/1/36	100	82
Lithia Motors, Inc.,
4.63%, 12/15/27 (2)	75	74
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22 (2)	165	142
Penske Automotive Group, Inc.,
5.50%, 5/15/26	280	279
PetSmart, Inc.,
7.13%, 3/15/23 (2)	200	197
QVC, Inc.,
4.75%, 2/15/27	50	48
Sonic Automotive, Inc.,
6.13%, 3/15/27	75	74
SRS Distribution, Inc.,
8.25%, 7/1/26 (2)	290	294
Staples, Inc.,
7.50%, 4/15/26 (2)	345	271
10.75%, 4/15/27 (2)	175	103
		2,812

MULTI-MANAGER FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Retail - Consumer Staples – 0.4%
Performance Food Group, Inc.,
6.88%, 5/1/25 (2)	$60	$62
5.50%, 10/15/27 (2)	360	348
Sysco Corp.,
5.95%, 4/1/30	160	201
6.60%, 4/1/40	75	101
6.60%, 4/1/50	40	55
US Foods, Inc.,
5.88%, 6/15/24 (2)	85	81
		848
Semiconductors – 0.4%
Amkor Technology, Inc.,
6.63%, 9/15/27 (2)	260	278
Broadcom, Inc.,
4.30%, 11/15/32 (2)	95	104
Entegris, Inc.,
4.63%, 2/10/26 (2)	50	51
Microchip Technology, Inc.,
4.25%, 9/1/25 (2)	230	232
Qorvo, Inc.,
4.38%, 10/15/29 (2)	75	77
		742
Software & Services – 2.4%
Ascend Learning LLC,
6.88%, 8/1/25 (2)	50	50
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (2)	25	25
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (2)	25	26
9.13%, 3/1/26 (2)	25	26
Castle US Holding Corp.,
9.50%, 2/15/28 (2)	100	92
CDK Global, Inc.,
5.88%, 6/15/26	50	52
4.88%, 6/1/27	159	163
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24	25	25
Dun & Bradstreet (The) Corp.,
10.25%, 2/15/27 (2)	125	139
Exela Intermediate LLC/Exela Finance, Inc.,
10.00%, 7/15/23 (2)	125	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Software & Services – 2.4%continued
Gartner, Inc.,
4.50%, 7/1/28 (2)	$25	$25
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc.,
6.00%, 7/15/25 (2)	270	275
MPH Acquisition Holdings LLC,
7.13%, 6/1/24 (2)	550	511
MSCI, Inc.,
5.38%, 5/15/27 (2)	205	218
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22 (2)	115	115
Open Text Holdings, Inc.,
4.13%, 2/15/30 (2)	150	147
Presidio Holdings, Inc.,
8.25%, 2/1/28 (2)	390	390
PTC, Inc.,
4.00%, 2/15/28 (2)	25	25
Rackspace Hosting, Inc.,
8.63%, 11/15/24 (2)	620	623
Refinitiv US Holdings, Inc.,
6.25%, 5/15/26 (2)	25	27
8.25%, 11/15/26 (2)	50	54
RP Crown Parent LLC,
7.38%, 10/15/24 (2)	50	50
Sabre GLBL, Inc.,
9.25%, 4/15/25 (2)	75	79
Science Applications International Corp.,
4.88%, 4/1/28 (2)	130	129
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (2)	370	376
SS&C Technologies, Inc.,
5.50%, 9/30/27 (2)	675	685
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25 (2)	100	101
Vericast Corp.,
8.38%, 8/15/22 (2)	125	106
Verscend Escrow Corp.,
9.75%, 8/15/26 (2)	75	81
		4,645

NORTHERN FUNDS QUARTERLY REPORT     57    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Supermarkets & Pharmacies – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
6.63%, 6/15/24	$100	$102
5.75%, 3/15/25	75	77
4.63%, 1/15/27 (2)	50	50
Rite Aid Corp.,
6.13%, 4/1/23 (2)	66	64
7.50%, 7/1/25 (2)	34	34
		327
Tobacco – 0.0%
Vector Group Ltd.,
10.50%, 11/1/26(2)	25	25
Transportation & Logistics – 0.2%
BCD Acquisition, Inc.,
9.63%, 9/15/23 (2)	50	48
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (2)	25	25
Navistar International Corp.,
9.50%, 5/1/25 (2)	25	27
6.63%, 11/1/25 (2)	50	47
Wabash National Corp.,
5.50%, 10/1/25 (2)	50	46
XPO Logistics, Inc.,
6.13%, 9/1/23 (2)	125	127
6.25%, 5/1/25 (2)	50	52
		372
Travel & Lodging – 0.4%
Arrow Bidco LLC,
9.50%, 3/15/24 (2)	25	20
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (2)	375	375
5.75%, 5/1/28 (2)	50	50
Hyatt Hotels Corp.,
5.38%, 4/23/25	55	58
Marriott International, Inc.,
5.75%, 5/1/25	50	54
4.63%, 6/15/30	155	161
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28 (2)	25	23
Wyndham Destinations, Inc.,
4.63%, 3/1/30 (2)	25	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Travel & Lodging – 0.4%continued
Wyndham Hotels & Resorts, Inc.,
5.38%, 4/15/26 (2)	$35	$34
		798
Utilities – 0.7%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	75	77
5.75%, 5/20/27	25	26
DPL, Inc.,
4.13%, 7/1/25 (2)	25	25
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	50	43
10.00%, 4/15/25 (2)	25	27
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	13
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (2)	100	100
4.50%, 9/15/27 (2)	210	220
Pacific Gas and Electric Co.,
5.40%, 1/15/40 (6)	75	89
5.13%, 11/15/43 (6)	75	88
PG&E Corp.,
5.00%, 7/1/28	50	50
5.25%, 7/1/30	50	50
Talen Energy Supply LLC,
10.50%, 1/15/26 (2)	290	229
7.25%, 5/15/27 (2)	210	209
6.63%, 1/15/28 (2)	85	83
7.63%, 6/1/28 (2)	75	75
		1,404
Waste & Environment Services & Equipment – 0.2%
Harsco Corp.,
5.75%, 7/31/27(2)	325	326
Wireless Telecommunications Services – 1.4%
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	100	104
Sprint Capital Corp.,
6.88%, 11/15/28	160	195
8.75%, 3/15/32	705	1,009
Sprint Communications, Inc.,
9.25%, 4/15/22	75	83

MULTI-MANAGER FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.2% continued
Wireless Telecommunications Services – 1.4%continued
Sprint Corp.,
7.88%, 9/15/23	$290	$326
7.13%, 6/15/24	355	401
7.63%, 3/1/26	370	437
T-Mobile USA, Inc.,
6.00%, 4/15/24	75	76
6.38%, 3/1/25	100	103
6.50%, 1/15/26	25	26
		2,760
Wireline Telecommunications Services – 1.4%
CenturyLink, Inc.,
5.80%, 3/15/22	100	103
6.75%, 12/1/23	150	161
7.50%, 4/1/24	25	27
Cogent Communications Group, Inc.,
5.38%, 3/1/22 (2)	25	26
Embarq Corp.,
8.00%, 6/1/36	75	84
Frontier Communications Corp.,
10.50%, 9/15/22 (6)	545	188
8.50%, 4/1/26 (1) (2)	50	47
8.00%, 4/1/27 (1) (2)	245	248
GTT Communications, Inc.,
7.88%, 12/31/24 (2)	1,850	971
Level 3 Financing, Inc.,
5.38%, 8/15/22	42	42
5.63%, 2/1/23	50	50
5.38%, 1/15/24	90	91
5.38%, 5/1/25	140	143
4.63%, 9/15/27 (2)	355	358
4.25%, 7/1/28 (2)	50	50
Qualitytech L.P./QTS Finance Corp.,
4.75%, 11/15/25 (2)	25	26
Windstream Services LLC/Windstream Finance Corp.,
10.50%, 6/30/24 (2) (6)	75	4
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (2)	25	24
		2,643
Total Corporate Bonds
(Cost $138,003)		131,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 9.4%
Aerospace & Defense – 0.1%
Bombardier, Inc.,
6.00%, 10/15/22 (2)	$50	$35
6.13%, 1/15/23 (2)	225	155
7.50%, 12/1/24 (2)	25	16
7.88%, 4/15/27 (2)	75	49
		255
Airlines – 0.0%
Air Canada,
7.75%, 4/15/21(2)	75	75
Auto Parts Manufacturing – 0.2%
Clarios Global L.P.,
6.75%, 5/15/25 (2)	50	52
Clarios Global L.P./Clarios US Finance Co.,
6.25%, 5/15/26 (2)	190	196
8.50%, 5/15/27 (2)	150	151
		399
Cable & Satellite – 0.3%
Altice Financing S.A.,
5.00%, 1/15/28 (2)	200	199
Dolya Holdco 18 DAC,
5.00%, 7/15/28	200	197
Virgin Media Finance PLC,
5.00%, 7/15/30 (2)	200	196
		592
Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24 (2)	100	82
Melco Resorts Finance Ltd.,
5.25%, 4/26/26 (2)	200	201
		283
Chemicals – 0.6%
NOVA Chemicals Corp.,
4.88%, 6/1/24 (2)	145	135
5.00%, 5/1/25 (2)	25	23
5.25%, 6/1/27 (2)	288	253
Starfruit Finco B.V./Starfruit US Holdco LLC,
8.00%, 10/1/26 (2)	305	312
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (2)	210	199

NORTHERN FUNDS QUARTERLY REPORT     59    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Chemicals – 0.6%continued
Tronox Finance PLC,
5.75%, 10/1/25 (2)	$155	$144
		1,066
Commercial Finance – 0.2%
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (2) (4)	400	268
Park Aerospace Holdings Ltd.,
3.63%, 3/15/21 (2)	75	74
		342
Construction Materials Manufacturing – 0.1%
Cemex S.A.B. de C.V.,
5.45%, 11/19/29(2)	200	185
Consumer Finance – 0.0%
Fairstone Financial, Inc.,
7.88%, 7/15/24(2)	50	49
Consumer Products – 0.0%
Avon International Capital PLC,
6.50%, 8/15/22(2)	50	49
Consumer Services – 0.3%
Garda World Security Corp.,
8.75%, 5/15/25 (2)	590	598
4.63%, 2/15/27 (2)	50	49
		647
Containers & Packaging – 0.2%
ARD Finance S.A.,
6.50%, 6/30/27 (2) (4)	410	406
Cascades, Inc./Cascades USA, Inc.,
5.38%, 1/15/28 (2)	25	25
		431
Entertainment Resources – 0.1%
Motion Bondco DAC,
6.63%, 11/15/27(2)	240	209
Exploration & Production – 0.1%
MEG Energy Corp.,
7.00%, 3/31/24 (2)	15	13
7.13%, 2/1/27 (2)	50	42
OGX Austria GmbH,
8.50%, 6/1/18 (2) (6) (9) (13)	2,420	—
8.38%, 4/1/22 (2) (6) (9) (13)	1,800	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Exploration & Production – 0.1%continued
Seven Generations Energy Ltd.,
6.88%, 6/30/23 (2)	$50	$48
5.38%, 9/30/25 (2)	25	22
		125
Financial Services – 0.0%
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24(2)	75	67
Food & Beverage – 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22 (2)	75	75
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (2)	75	77
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.88%, 7/15/24 (2)	25	25
5.75%, 6/15/25 (2)	75	76
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.50%, 1/15/30 (2)	125	128
		381
Home Improvement – 0.2%
Masonite International Corp.,
5.75%, 9/15/26 (2)	210	216
5.38%, 2/1/28 (2)	185	189
		405
Homebuilders – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
6.38%, 5/15/25 (2)	25	25
4.88%, 2/15/30 (2)	50	42
Mattamy Group Corp.,
4.63%, 3/1/30 (2)	75	72
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.63%, 3/1/24 (2)	93	95
		234
Industrial Other – 0.0%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(2)	75	77

MULTI-MANAGER FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Integrated Oils – 0.1%
Cenovus Energy, Inc.,
3.00%, 8/15/22	$50	$49
5.25%, 6/15/37	25	21
6.75%, 11/15/39	25	24
5.40%, 6/15/47	50	43
		137
Machinery Manufacturing – 0.3%
Husky III Holding Ltd.,
13.00%, 2/15/25 (2) (4)	50	48
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (2)	520	492
		540
Metals & Mining – 1.5%
Alcoa Nederland Holding B.V.,
6.13%, 5/15/28 (2)	200	205
ArcelorMittal S.A.,
4.55%, 3/11/26	25	25
7.25%, 10/15/39	25	30
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (2)	1,695	1,661
Constellium S.E.,
5.63%, 6/15/28 (2)	250	245
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (2)	200	189
Hudbay Minerals, Inc.,
7.63%, 1/15/25 (2)	262	249
IAMGOLD Corp.,
7.00%, 4/15/25 (2)	50	50
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22 (2)	25	14
New Gold, Inc.,
7.50%, 7/15/27 (2)	25	26
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (2) (6)	1,905	19
Taseko Mines Ltd.,
8.75%, 6/15/22 (2)	75	63
		2,776
Oil & Gas Services & Equipment – 0.6%
Ensign Drilling, Inc.,
9.25%, 4/15/24 (2)	100	45
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Oil & Gas Services & Equipment – 0.6%continued
Nabors Industries Ltd.,
7.25%, 1/15/26 (2)	$50	$31
7.50%, 1/15/28 (2)	50	31
Noble Holding International Ltd.,
7.75%, 1/15/24	69	1
7.88%, 2/1/26 (2)	125	33
8.95%, 4/1/45	25	1
Precision Drilling Corp.,
7.75%, 12/15/23	70	48
5.25%, 11/15/24	135	90
7.13%, 1/15/26 (2)	75	46
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/25 (2)	125	56
Transocean Guardian Ltd.,
5.88%, 1/15/24 (2)	62	54
Transocean Pontus Ltd.,
6.13%, 8/1/25 (2)	42	36
Transocean Sentry Ltd.,
5.38%, 5/15/23 (2)	50	42
Transocean, Inc.,
5.80%, 10/15/22	75	40
7.25%, 11/1/25 (2)	820	447
8.00%, 2/1/27 (2)	50	28
7.50%, 4/15/31	25	7
6.80%, 3/15/38	50	14
		1,050
Pharmaceuticals – 0.8%
Bausch Health Cos., Inc.,
5.50%, 3/1/23 (2)	33	33
5.88%, 5/15/23 (2)	8	8
7.00%, 3/15/24 (2)	125	130
6.13%, 4/15/25 (2)	430	436
9.00%, 12/15/25 (2)	200	216
5.75%, 8/15/27 (2)	65	69
7.00%, 1/15/28 (2)	25	26
5.00%, 1/30/28 (2)	100	94
6.25%, 2/15/29 (2)	75	75
7.25%, 5/30/29 (2)	75	79
5.25%, 1/30/30 (2)	50	47
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (2)	72	76
6.00%, 6/30/28 (2)	91	59

NORTHERN FUNDS QUARTERLY REPORT     61    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Pharmaceuticals – 0.8%continued
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.75%, 8/1/22 (2)	$50	$12
Teva Pharmaceutical Finance Netherlands III B.V.,
4.10%, 10/1/46	100	84
		1,444
Refining & Marketing – 0.0%
Parkland Corp.,
6.00%, 4/1/26 (2)	25	25
5.88%, 7/15/27 (2)	50	52
		77
Restaurants – 0.5%
1011778 B.C. ULC/New Red Finance, Inc.,
4.25%, 5/15/24 (2)	240	240
5.75%, 4/15/25 (2)	45	47
5.00%, 10/15/25 (2)	685	681
4.38%, 1/15/28 (2)	25	25
		993
Semiconductors – 0.1%
ams A.G.,
7.00%, 7/31/25	200	198
Software & Services – 0.3%
Camelot Finance S.A.,
4.50%, 11/1/26 (2)	50	50
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25 (2)	205	202
Open Text Corp.,
5.88%, 6/1/26 (2)	215	223
3.88%, 2/15/28 (2)	50	48
		523
Travel & Lodging – 0.3%
Carnival Corp.,
3.95%, 10/15/20	25	25
11.50%, 4/1/23 (2)	170	185
NCL Corp. Ltd.,
12.25%, 5/15/24 (2)	25	26
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	75	58
9.13%, 6/15/23 (2)	25	25
11.50%, 6/1/25 (2)	170	177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Travel & Lodging – 0.3%continued
Viking Cruises Ltd.,
6.25%, 5/15/25 (2)	$75	$43
13.00%, 5/15/25 (2)	75	79
5.88%, 9/15/27 (2)	25	15
		633
Wireless Telecommunications Services – 1.6%
Altice France S.A.,
7.38%, 5/1/26 (2)	690	719
8.13%, 2/1/27 (2)	200	219
5.50%, 1/15/28 (2)	470	475
Connect Finco S.a.r.l./Connect US Finco LLC,
6.75%, 10/1/26 (2)	490	464
Digicel Group 0.5 Ltd.,
10.00%, 4/1/24 (4)	292	201
8.00%, 4/1/25 (2) (4)	45	11
Intelsat Jackson Holdings S.A.,
8.00%, 2/15/24 (1) (2)	485	492
8.50%, 10/15/24 (2) (6)	75	45
9.75%, 7/15/25 (2) (6)	250	154
Intelsat Luxembourg S.A.,
8.13%, 6/1/23 (6)	50	3
Telesat Canada/Telesat LLC,
4.88%, 6/1/27 (2)	50	49
6.50%, 10/15/27 (2)	75	73
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (8)	75	88
		2,993
Wireline Telecommunications Services – 0.4%
Altice France Holding S.A.,
10.50%, 5/15/27 (2)	200	220
6.00%, 2/15/28 (2) (3)	465	439
Telecom Italia Capital S.A.,
6.00%, 9/30/34	100	109
7.20%, 7/18/36	25	30
Telecom Italia S.p.A.,
5.30%, 5/30/24 (2)	25	26
		824
Total Foreign Issuer Bonds
(Cost $24,753)		18,059

MULTI-MANAGER FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 11.0%(11)
Auto Parts Manufacturing – 1.6%
DexKo Global, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 8.25%), 9.25%, 7/24/25	$1,460	$1,299
Truck Hero, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor), 9.25%, 4/21/25	2,050	1,866
		3,165
Casinos & Gaming – 0.8%
18 Fremont Street Acquisition LLC, Term Loan,
(Floating, ICE LIBOR USD 3M + 8.00%, 1.50% Floor), 9.50%, 8/9/25	1,590	1,389
Boyd Gaming Corp., Refinancing Term B Loan,
(Floating, ICE LIBOR USD 1W + 2.25%), 2.36%, 9/15/23	59	55
Golden Nugget Online Gaming, Inc., B Term Loan,
(Floating, ICE LIBOR USD 3M + 12.00%, 1.00% Floor), 13.00%, 10/4/23	25	26
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 3.25%, 10/4/23	32	25
(Floating, ICE LIBOR USD 2M + 2.50%, 0.75% Floor), 3.25%, 10/4/23	37	30
		1,525
Chemicals – 0.3%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%), 2.69%, 5/7/25	73	66
Solenis Holdings LLC, Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 4.36%, 6/26/25	143	136
Solenis Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%), 8.86%, 6/26/26	105	91
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.0% (11)continued
Chemicals – 0.3%continued
UTEX Industries, Inc., Initial Loan,
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor), 8.56%, 5/20/22	$2,200	$264
		557
Consumer Products – 0.4%
Parfums Holding Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor), 9.75%, 6/30/25	950	807
Containers & Packaging – 0.2%
Berry Global, Inc., Term Y Loan,
(Floating, ICE LIBOR USD 1M + 2.00%), 2.18%, 7/1/26	124	118
BWay Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%), 4.56%, 4/3/24	187	167
Flex Acquisition Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 4.43%, 12/29/23	88	84
		369
Distributors - Consumer Discretionary – 0.1%
American Tire Distributors, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 6.00%, 1.00% Floor), 7.00%, 9/1/23	197	179
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 8.50%, 9/2/24	14	9
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 9/2/24	115	75
KAR Auction Services, Inc., Tranche B-6 Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%), 2.50%, 9/19/26	25	24
		287
Educational Services – 0.7%
KUEHG Corp., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor), 9.25%, 8/22/25	1,020	765

NORTHERN FUNDS QUARTERLY REPORT     63    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.0% (11)continued
Educational Services – 0.7%continued
Learning Care Group (US) No. 2, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 8.50%, 3/13/26	$770	$570
		1,335
Electrical Equipment Manufacturing – 0.0%
Vertiv Group Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%), 3.18%, 3/2/27	50	47
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.50%), 5.81%, 2/10/27	100	95
Diamond Sports Group LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.43%, 8/24/26	49	40
		135
Entertainment Resources – 0.1%
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 3.75%, 6/10/22	90	80
NASCAR Holdings LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%), 2.93%, 10/19/26	21	20
UFC Holdings LLC, Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 4/29/26	73	69
		169
Exploration & Production – 0.0%
California Resources Corp., Loan,
(Floating, ICE LIBOR USD 3M + 10.38%, 1.00% Floor), 11.38%, 12/31/21	25	1
Health Care Facilities & Services – 2.0%
Air Methods Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 4.50%, 4/22/24	23	19
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.0% (11)continued
Health Care Facilities & Services – 2.0%continued
Dentalcorp Health Services ULC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 6/8/26	$1,580	$1,264
Lanai Holdings III, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 10.50%, 1.00% Floor), 11.50%, 8/28/23	1,859	1,208
Packaging Coordinators Midco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor), 9.83%, 7/1/24	1,450	1,407
		3,898
Home Improvement – 0.1%
Ply Gem Midco, Inc., Initial Term Loan,
4/12/25(14)	115	109
Internet Media – 0.7%
Ten-X LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 9.00%, 9/29/25(10)	1,360	1,278
Machinery Manufacturing – 0.1%
Welbilt, Inc., Term B Loan,
10/23/25(14)	125	108
Manufactured Goods – 0.0%
Neenah Foundry Co., Loan,
(Floating, ICE LIBOR USD 2M + 6.50%), 6.74%, 12/13/22	22	19
(Floating, ICE LIBOR USD 2M + 6.50%), 6.79%, 12/13/22	19	16
		35
Metals & Mining – 0.3%
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 12.00%, 1.00% Floor), 13.00%, 5/31/23(10)	671	624
Oil & Gas Services & Equipment – 0.1%
ChampionX Holding, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 6.00%, 6/3/27	175	172

MULTI-MANAGER FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.0% (11)continued
Oil, Gas & Coal – 0.0%
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 13.00%, 3/26/24(4)	$16	$15
Pipeline – 0.3%
BCP Raptor LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/24/24	192	137
Brazos Delaware II LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 4.19%, 5/21/25	207	139
Lower Cadence Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 4.18%, 5/22/26	312	276
Prairie ECI Acquiror L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%), 4.93%, 3/11/26	48	43
		595
Power Generation – 0.1%
Granite Generation LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	101	97
(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	18	18
		115
Property & Casualty Insurance – 1.4%
Asurion LLC, Replacement B-6 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%), 3.18%, 11/3/23	47	46
Asurion LLC, Second Lien Replacement B-2 Term Loan,
(Floating, ICE LIBOR USD 1M + 6.50%), 6.68%, 8/4/25	2,480	2,461
Hub International Ltd., 2019 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 1.00% Floor), 5.00%, 4/25/25	124	122
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.0% (11)continued
Property & Casualty Insurance – 1.4%continued
Hub International Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%), 4.02%, 4/25/25	$24	$23
		2,652
Publishing & Broadcasting – 0.1%
Cengage Learning, Inc., 2016 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/7/23	124	99
Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%), 4.26%, 8/21/26	49	45
Sinclair Television Group, Inc., Tranche B-2b Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%), 2.69%, 9/30/26	25	24
		168
Restaurants – 0.0%
1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 1.93%, 11/19/26	33	31
Retail - Consumer Discretionary – 0.5%
Bass Pro Group LLC, Initial Term Loan,
9/25/24 (14)	180	173
(Floating, ICE LIBOR USD 3M + 5.00%, 0.75% Floor), 6.07%, 9/25/24	283	271
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 5.69%, 4/16/26	552	473
		917
Software & Services – 0.7%
Evergreen Skills Lux S.a.r.l., Initial Term Loan,
(Floating, ICE PRIME USD 3M + 5.75%, 1.00% Floor), 9.00%, 4/28/21 (1)	2,095	1,274

NORTHERN FUNDS QUARTERLY REPORT     65    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.0% (11)continued
Software & Services – 0.7%continued
MPH Acquisition Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 3.75%, 6/7/23	$25	$23
SS&C Technologies Holdings, Inc., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 1.93%, 4/16/25	24	23
SS&C Technologies Holdings, Inc., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 1.93%, 4/16/25	17	17
		1,337
Transportation & Logistics – 0.0%
Navistar, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%), 3.70%, 11/6/24	23	21
Travel & Lodging – 0.0%
Carnival Corp., Term Loan B,
6/26/25(14)	105	101
Utilities – 0.0%
PG&E Corp., Loan,
(Floating, ICE LIBOR USD 3M + 4.50%, 1.00% Floor), 5.50%, 6/23/25	75	74
Wireless Telecommunications Services – 0.1%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 4.18%, 8/14/26	47	45
Intelsat Jackson Holdings S.A., DIP Term Loan,
7/14/21 (14) (15)	43	43
(Floating, ICE LIBOR USD 3M + 5.50%, 1.00% Floor), 6.50%, 7/14/21	42	43
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan,
(Floating, ICE PRIME USD 1M + 4.75%, 1.00% Floor), 8.00%, 11/27/23 (1)	125	124
		255
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.0% (11)continued
Wireline Telecommunications Services – 0.2%
Frontier Communications Corp., Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 5.35%, 6/15/24 (1)	$310	$302
(Floating, ICE PRIME USD 3M + 2.75%, 0.75% Floor), 6.00%, 6/15/24 (1)	1	1
		303
Total Term Loans
(Cost $26,353)		21,205

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 1.1%
Distributors - Consumer Discretionary – 0.1%
ATD New Holdings, Inc.*	22,076	$226
Iron & Steel – 0.0%
Algoma Steel Parent GP S.A.(9) *	4,899	—
Algoma Steel Parent S.C.A.(10) *	4,899	20
		20
Metals & Mining – 0.9%
Real Alloy Parent, Inc.(10) *	48	1,709
Oil, Gas & Coal – 0.0%
Parker Drilling Co.*	917	5
Weatherford International PLC*	1,227	3
		8
Software – 0.1%
Avaya Holdings Corp.*	2,928	36
Total Common Stocks
(Cost $2,416)		1,999

CONVERTIBLE PREFERRED STOCKS – 0.0%
Exploration & Production – 0.0%
Chesapeake Energy Corp.,5.75%(2) (7) (13)	13	—
Total Convertible Preferred Stocks
(Cost $10)		—

OTHER – 0.0%
Escrow Appvion, Inc.(9) *	225,000	—
Escrow Cloud Peak Energy, Inc.(9) *	270,000	—
Escrow GenOn Energy, Inc.(9) *	25,000	—

MULTI-MANAGER FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow Hercules Offshore, Inc.(9) *	3,570	$—
Escrow Washington Mutual Bank(10) *	250,000	3
Total Other
(Cost $134)		3

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Appvion, Inc. Class A, Exp. 6/13/23, Strike $0.00(9) *	219	$—
Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00(9) *	219	—
iHeartMedia, Inc., Exp. 5/1/39, Strike $0.00*	419	3
Total Warrants
(Cost $—)		3

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(16) (17)	15,766,363	$15,766
Total Investment Companies
(Cost $15,766)		15,766

Total Investments – 98.1%
(Cost $207,931)		188,596
Other Assets less Liabilities – 1.9%		3,690
NET ASSETS – 100.0%		$192,286

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Value rounds to less than one thousand.
(8)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(9)	Level 3 asset that is worthless, bankrupt or has been delisted.
(10)	Level 3 asset.
(11)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(12)	Variable rate is calculated based on the issuer’s annual income subject to certain fees.
(13)	Restricted security that has been deemed illiquid. At June 30, 2020, the value of this restricted illiquid security amounted to approximately $39,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chesapeake Energy Corp., 5.75%,	6/16/2015	$10
Hertz (The) Corp., 6.00%, 1/15/28	11/14/19-4/7/20	90
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497

(14)	Position is unsettled. Contract rate was not determined at June 30, 2020 and does not take effect until settlement date.
(15)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

2M - 2 Month

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

PIK - Payment In-Kind

PLC - Public Limited Company

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     67    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.1%
BB	30.7
B	24.1
CCC or Below	25.7
Not Rated	9.1
Cash Equivalents	8.3
Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$459	$—	$459
Corporate Bonds:
Entertainment Resources	—	2,238	1,075	3,313
Iron & Steel	—	—	2,638	2,638
Manufactured Goods	—	335	1,538	1,873
All Other Industries(1)	—	123,278	—	123,278
Total Corporate Bonds	—	125,851	5,251	131,102
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Foreign Issuer Bonds(1)	$—	$18,059	$—	$18,059
Term Loans:
Internet Media	—	—	1,278	1,278
Metals & Mining	—	—	624	624
All Other Industries(1)	—	19,303	—	19,303
Total Term Loans	—	19,303	1,902	21,205
Common Stocks:
Distributors - Consumer Discretionary	—	226	—	226
Iron & Steel	—	—	20	20
Metals & Mining	—	—	1,709	1,709
All Other Industries(1)	44	—	—	44
Total Common Stocks	44	226	1,729	1,999
Convertible Preferred Stocks(1)	—	—*	—	—*
Other	—	—	3	3
Warrants	—	3	—	3
Investment Companies	15,766	—	—	15,766
Total Investments	$15,810	$163,901	$8,885	$188,596

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/20 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/20 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/20 (000S)
Corporate Bonds
Entertainment Resources	$975	$1	$—	$99	$—	$—	$—	$—	$1,075	$100
Iron & Steel	2,376	—	—	262	—	—	—	—	2,638	215
Manufactured Goods	1,448	6	—	37	47	—	—	—	1,538	37
Metals & Mining	—	(89)	(1,254)	1,254	—	89	—	—	—	—
Term Loans
Internet Media	1,253	1	—	24	—	—	—	—	1,278	25
Metals & Mining	565	—	—	37	22	—	—	—	624	37
Common Stocks
Distributors - Consumer Discretionary	435	—	—	(209)	—	—	—	(226)	—	—
Iron & Steel	—	—	—	—	—	—	20	—	20	(6)
Metals & Mining	1,577	—	—	132	—	—	—	—	1,709	132
Other	3	—	—	—	—	—	—	—	3	—
Total	$8,632	$(81)	$(1,254)	$1,636	$69	$89	$20	$226	$8,885	$540
Securities valued at $23 included in the Balance as of 6/30/20 above were valued using evaluated prices provided by a third party provider which also caused the transfers into Level 3, as noted above. Securities valued at $8,862 included in the Balance as of 6/30/20 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee. Transfers out of Level 3, noted above, were due to the Fund receiving an evaluated price from a vendor.
	FAIR VALUE AT 6/30/20 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$ 5,251	Market Approach	Yield(1)	5.0%-11.0% (7.4%)
		Market Approach	Market Comparables(2)	1.2%
Term Loans	$ 1,902	Market Approach	Yield(1)	5.7%-11.0% (8.1%)
Common Stocks	$1,709	Discounted Cash Flow/Market Approach	Discount Rate/EBITDA Multiple(2)	11.9%/5.5x
		Market Approach	Market Comparables(2)	6.3%

(1)The significant unobservable inputs that can be used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.
(2)The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
NORTHERN FUNDS QUARTERLY REPORT     69    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	June 30, 2020 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,591	$166,484	$162,309	$3	$15,766	15,766,363
MULTI-MANAGER FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT